First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Australia – 18.4%
3,660	Aristocrat Leisure Ltd. (b)	$121,719
96,701	Aurizon Holdings Ltd. (b)	261,812
68,508	AusNet Services Ltd. (b)	124,004
8,922	Australia & New Zealand Banking Group Ltd. (b)	179,177
2,775	BHP Group Ltd. (b)	74,114
19,647	BlueScope Steel Ltd. (b)	284,677
2,612	Domino’s Pizza Enterprises Ltd. (b)	298,756
61,623	Evolution Mining Ltd. (b)	155,815
18,866	Fortescue Metals Group Ltd. (b)	200,961
87,757	Harvey Norman Holdings Ltd. (b)	314,695
86,400	Incitec Pivot Ltd. (b)	179,722
4,856	JB Hi-Fi Ltd. (b)	157,891
13,226	Mineral Resources Ltd. (b)	419,742
4,835	National Australia Bank Ltd. (b)	95,351
15,444	Newcrest Mining Ltd. (b)	256,026
22,137	OZ Minerals Ltd. (b)	355,419
2,335	Rio Tinto Ltd. (b)	166,231
17,706	Santos Ltd. (b)	90,691
5,575	Seven Group Holdings Ltd. (b)	81,681
3,583	Sonic Healthcare Ltd. (b)	103,546
45,260	South32 Ltd. (b)	112,314
12,813	Suncorp Group Ltd. (b)	113,933
53,723	Tabcorp Holdings Ltd. (b)	186,665
37,382	Telstra Corp., Ltd. (b)	104,748
15,923	Washington H Soul Pattinson & Co., Ltd. (b) (c)	442,517
2,387	Wesfarmers Ltd. (b)	94,939
5,150	Westpac Banking Corp. (b)	95,242
		5,072,388
	Bermuda – 8.8%
32,020	CK Infrastructure Holdings Ltd. (b)	178,596
39,000	Hongkong Land Holdings Ltd. (b)	186,290
132,940	Hopson Development Holdings Ltd. (b)	473,340
2,900	Jardine Matheson Holdings Ltd. (b)	153,289
218,910	Kerry Logistics Network Ltd. (b)	467,334
165,790	Kerry Properties Ltd. (b)	436,104
92,187	Man Wah Holdings Ltd. (b)	134,793
326,671	Nine Dragons Paper Holdings Ltd. (b)	398,745
		2,428,491
	Cayman Islands – 7.0%
78,907	CK Asset Holdings Ltd. (b)	455,276
60,226	CK Hutchison Holdings Ltd. (b)	401,775
92,190	Shimao Group Holdings, Ltd. (b)	168,967
112,516	SITC International Holdings Co., Ltd. (b)	400,375
Shares	Description	Value

	Cayman Islands (Continued)
354,550	WH Group Ltd. (b) (d) (e)	$252,457
87,966	Xinyi Glass Holdings Ltd. (b)	262,407
		1,941,257
	Hong Kong – 6.5%
44,852	Bank of East Asia (The) Ltd.	72,366
19,770	CLP Holdings, Ltd. (b)	190,354
42,455	Henderson Land Development Co., Ltd. (b)	162,111
1,581	Hong Kong Exchanges & Clearing Ltd. (b)	97,153
32,431	Power Assets Holdings Ltd. (b)	190,113
18,886	Sun Hung Kai Properties Ltd. (b)	235,817
25,500	Swire Pacific Ltd., Class A (b)	150,885
22,342	Techtronic Industries Co., Ltd. (b)	441,513
72,463	Wharf Holdings (The) Ltd. (b)	239,700
		1,780,012
	New Zealand – 1.3%
3,940	Mainfreight Ltd. (b)	263,071
30,517	Spark New Zealand Ltd. (b)	100,397
		363,468
	Singapore – 5.6%
4,500	DBS Group Holdings Ltd. (b)	99,714
17,100	Jardine Cycle & Carriage Ltd. (b)	242,536
224,425	Olam International Ltd. (b)	289,975
21,900	Oversea-Chinese Banking Corp., Ltd. (b)	184,414
69,500	Singapore Airlines Ltd. (b) (f)	255,941
52,700	Singapore Telecommunications Ltd. (b)	94,874
6,400	Venture Corp. Ltd. (b)	84,119
96,100	Wilmar International Ltd. (b)	296,891
		1,548,464
	South Korea – 50.5%
1,055	CJ CheilJedang Corp. (b)	362,996
4,963	Coway Co., Ltd. (b)	309,774
10,127	Hana Financial Group, Inc. (b)	393,655
8,837	Hankook Tire & Technology Co., Ltd. (b)	320,247
6,489	Hanwha Solutions Corp. (b) (f)	241,950
18,683	HMM Co., Ltd. (b) (c) (f)	526,976
9,840	Hyundai Engineering & Construction Co., Ltd. (b)	421,014
2,312	Hyundai Glovis Co., Ltd. (b)	320,210
1,491	Hyundai Motor Co. (b)	248,200
11,276	Hyundai Steel Co. (b)	442,788
47,320	Industrial Bank of Korea (b)	416,927
4,352	Kakao Corp. (b)	428,011
9,641	KB Financial Group, Inc. (b)	448,379
6,536	Kia Corp. (b)	441,419
23,404	Korea Electric Power Corp. (b)	463,278

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
3,798	Korea Investment Holdings Co., Ltd. (b)	$272,932
3,247	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b) (f)	275,942
1,061	Korea Zinc Co., Ltd. (b)	447,618
11,952	Korean Air Lines Co., Ltd. (b) (f)	336,542
19,179	KT Corp. (b)	524,533
6,656	KT&G Corp. (b)	455,360
2,045	Kumho Petrochemical Co., Ltd. (b) (c)	321,226
5,774	LG Corp. (b)	449,506
23,816	LG Display Co., Ltd. (b) (c) (f)	375,810
3,612	LG Electronics, Inc. (b)	383,963
2,109	LG Innotek Co., Ltd. (b)	365,805
44,230	LG Uplus Corp. (b)	556,003
1,355	POSCO (b)	373,111
3,496	POSCO Chemical Co., Ltd. (b) (c)	514,426
1,711	Samsung Fire & Marine Insurance Co., Ltd. (b)	338,087
11,574	Shinhan Financial Group Co., Ltd. (b)	390,965
2,453	SK Hynix, Inc. (b)	209,993
1,484	SK Innovation Co., Ltd. (b) (f)	326,718
1,970	SK Telecom Co., Ltd. (b)	535,084
1,153	SK, Inc. (b)	257,623
42,916	Woori Financial Group, Inc. (b)	418,867
		13,915,938
	Total Common Stocks	27,050,018
	(Cost $25,816,007)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Singapore – 1.0%
121,400	Mapletree Commercial Trust (b)	183,978
47,000	Mapletree Industrial Trust (b)	96,047
	Total Real Estate Investment Trusts	280,025
	(Cost $266,036)
RIGHTS (a) – 0.0%
	South Korea – 0.0%
137	Hyundai Engineering & Construction Co., Ltd., expiring 10/22/21 (b) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 2.4%
649,318	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	649,318
	(Cost $649,318)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.4%
$673,709	BNP Paribas S.A., 0.03% (h), dated 9/30/21, due 10/1/21, with a maturity value of $673,709. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $690,822. (i)	$673,709
	(Cost $673,709)
	Total Investments – 103.9%	28,653,070
	(Cost $27,405,070) (j)
	Net Other Assets and Liabilities – (3.9)%	(1,071,106)
	Net Assets – 100.0%	$27,581,964

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $27,257,677 or 98.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,242,509 and the total value of the collateral held by the Fund is $1,323,027.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of September 30, 2021.
(i)	This security serves as collateral for securities on loan.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,774,045 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,526,045. The net unrealized appreciation was $1,248,000.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Hong Kong	$ 1,780,012	$ 72,366	$ 1,707,646	$ —
Other Country Categories*	25,270,006	—	25,270,006	—
Real Estate Investment Trusts*	280,025	—	280,025	—
Rights*	—**	—	—**	—
Money Market Funds	649,318	649,318	—	—
Repurchase Agreements	673,709	—	673,709	—
Total Investments	$ 28,653,070	$ 721,684	$ 27,931,386	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Sector Allocation	% of Total Long-Term Investments
Industrials	20.4%
Materials	18.1
Financials	13.2
Consumer Discretionary	11.9
Real Estate	10.2
Communication Services	8.6
Consumer Staples	6.1
Utilities	4.2
Information Technology	3.8
Energy	3.1
Health Care	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	48.5%
Hong Kong Dollar	20.3
Australian Dollar	17.7
Singapore Dollar	6.4
United States Dollar	5.8
New Zealand Dollar	1.3
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Austria – 3.1%
50,370	Erste Group Bank AG (b)	$2,211,707
67,346	OMV AG (b)	4,055,282
116,660	Raiffeisen Bank International AG (b)	3,051,183
541,925	Telekom Austria AG (b)	4,683,151
61,847	voestalpine AG (b)	2,284,548
		16,285,871
	Belgium – 4.1%
5,371	Ackermans & van Haaren N.V. (b)	925,328
28,252	Ageas S.A./N.V. (b)	1,399,052
34,891	D’ieteren Group (b)	5,119,852
42,962	Etablissements Franz Colruyt N.V. (b)	2,191,583
196,214	Proximus S.A.D.P. (b)	3,893,765
12,623	Sofina S.A. (b)	5,015,644
48,310	Umicore S.A. (b)	2,858,001
		21,403,225
	Denmark – 1.6%
18,184	Ambu A.S., Class B (b)	538,650
1,470	AP Moller - Maersk A.S., Class B (b)	3,979,422
45,635	Danske Bank A.S. (b)	768,773
13,058	DSV A.S. (b)	3,125,614
		8,412,459
	Finland – 2.6%
160,006	Fortum Oyj (b)	4,858,758
83,782	Kesko Oyj, Class B (b)	2,889,926
43,666	Kojamo Oyj (b)	906,691
45,793	Stora Enso Oyj, Class R (b)	762,748
117,437	Valmet Oyj (b)	4,239,953
		13,658,076
	France – 12.1%
7,047	Arkema S.A. (b)	929,266
43,797	Atos SE (b)	2,326,577
31,826	AXA S.A. (b)	882,002
42,117	BNP Paribas S.A. (b) (c)	2,694,675
707,477	Bollore S.A. (b)	4,085,536
63,909	Bouygues S.A. (b)	2,643,748
15,059	Capgemini SE (b)	3,122,887
141,472	Carrefour S.A. (b)	2,535,382
57,897	Cie de Saint-Gobain (b)	3,896,297
11,412	Cie Generale des Etablissements Michelin SCA (b)	1,749,922
23,315	Cie Plastic Omnium S.A. (b)	595,031
141,773	CNP Assurances (b)	2,237,623
59,000	Credit Agricole S.A. (b)	810,981
8,533	Eiffage S.A. (b)	862,404
191,000	Electricite de France S.A. (b)	2,400,135
22,466	Iliad S.A. (b) (d)	4,736,275
49,784	Ipsen S.A. (b)	4,743,919
Shares	Description	Value

	France (Continued)
353,431	Orange S.A. (b)	$3,822,309
69,980	Publicis Groupe S.A. (b)	4,701,103
19,722	Renault S.A. (b) (e)	699,676
215,488	Rexel S.A. (b)	4,152,050
18,028	Rubis SCA (b)	623,221
43,225	Sanofi (b)	4,161,014
25,029	SCOR SE (b)	720,732
97,918	Societe Generale S.A. (b)	3,066,289
4,179	SOITEC (b) (e)	903,366
		64,102,420
	Germany – 13.3%
60,772	1&1 AG (b)	1,910,402
3,355	Allianz SE (b)	751,673
10,282	BASF SE (b)	779,481
32,931	Bayerische Motoren Werke AG (b)	3,127,754
20,009	Brenntag SE (b)	1,858,730
12,702	Covestro AG (b) (f) (g)	865,651
47,911	Daimler AG (b)	4,227,269
71,491	Deutsche Bank AG (b) (e)	908,489
46,769	Deutsche Post AG (b)	2,932,875
84,840	Deutsche Telekom AG (b)	1,701,398
34,838	Fresenius Medical Care AG & Co., KGaA (b)	2,443,688
57,531	Fresenius SE & Co., KGaA (b)	2,753,732
37,612	HeidelbergCement AG (b)	2,805,983
11,452	HelloFresh SE (b) (e)	1,055,498
60,436	Infineon Technologies AG (b)	2,471,724
35,529	Jungheinrich AG (Preference Shares) (b)	1,647,644
57,934	LANXESS AG (b)	3,915,435
32,469	LEG Immobilien SE (b)	4,586,371
40,276	Porsche Automobil Holding SE (Preference Shares) (b)	3,982,908
208,875	ProSiebenSat.1 Media SE (b)	3,816,206
65,381	RWE AG (b)	2,305,882
20,142	Talanx AG (b)	856,844
1,165,355	Telefonica Deutschland Holding AG (b)	3,311,643
319,871	thyssenkrupp AG (b) (e)	3,364,687
168,966	TUI AG (b) (c) (e)	730,138
47,173	Uniper SE (b)	1,963,793
42,594	United Internet AG (b)	1,647,683
15,263	Volkswagen AG (Preference Shares) (b)	3,402,162
52,305	Vonovia SE (b)	3,139,029
6,002	Wacker Chemie AG (b)	1,116,469
		70,381,241
	Greece – 0.4%
106,483	Hellenic Telecommunications Organization S.A. (b)	1,998,817
	Ireland – 2.1%
1,299,460	AIB Group PLC (b) (e)	3,537,085

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
688,744	Bank of Ireland Group PLC (b) (e)	$4,084,798
36,445	CRH PLC (b)	1,720,017
114,610	Glanbia PLC (b)	1,895,676
		11,237,576
	Isle Of Man (U.K.) – 1.1%
204,362	Entain PLC (b) (e)	5,836,908
	Italy – 6.3%
1,877,183	A2A S.p.A. (b)	3,846,608
78,149	ACEA S.p.A.	1,669,261
128,080	Assicurazioni Generali S.p.A. (b)	2,712,631
1,196,463	Banco BPM S.p.A. (b)	3,743,434
164,264	Buzzi Unicem S.p.A (b)	3,731,148
63,445	De’ Longhi S.p.A. (b)	2,277,938
668,617	Hera S.p.A. (b)	2,725,968
263,179	Italgas S.p.A. (b)	1,682,826
421,986	Leonardo S.p.A. (b) (e)	3,451,069
231,075	Mediobanca Banca di Credito Finanziario S.p.A. (b) (e)	2,780,068
134,381	Poste Italiane S.p.A. (b) (f) (g)	1,845,306
7,896,218	Telecom Italia S.p.A. (b)	3,087,512
		33,553,769
	Jersey – 1.7%
880,857	Glencore PLC (b)	4,143,645
174,834	Polymetal International PLC (b)	2,954,051
134,791	WPP PLC (b)	1,805,871
		8,903,567
	Luxembourg – 1.8%
118,286	ArcelorMittal S.A. (b)	3,621,046
17,871	Eurofins Scientific SE (b)	2,289,743
102,296	Grand City Properties S.A. (b)	2,547,304
75,775	Tenaris S.A. (b)	797,084
		9,255,177
	Netherlands – 7.4%
33,720	Aalberts N.V. (b)	1,946,350
719,355	Aegon N.V. (b)	3,713,204
11,747	ASM International N.V. (b)	4,600,341
4,227	ASML Holding N.V. (b)	3,157,816
38,123	ASR Nederland N.V. (b)	1,743,951
50,976	BE Semiconductor Industries N.V. (b)	4,055,424
279,274	ING Groep N.V. (b)	4,060,228
30,667	Koninklijke Ahold Delhaize N.V. (b)	1,021,154
34,316	Koninklijke Vopak N.V. (b)	1,352,136
52,411	NN Group N.V. (b)	2,745,406
197,598	OCI N.V. (b) (e)	5,837,742
12,143	Randstad N.V. (b) (c)	817,553
85,134	Signify N.V. (b) (f) (g)	4,261,523
		39,312,828
Shares	Description	Value

	Norway – 3.0%
55,824	Aker ASA, Class A (b)	$4,388,280
667,215	Norsk Hydro ASA (b)	4,980,088
87,158	Orkla ASA (b)	799,953
424,155	Storebrand ASA (b)	4,038,024
34,414	Yara International ASA (b)	1,704,741
		15,911,086
	Portugal – 0.0%
1,811,371	Banco Espirito Santo S.A. (b) (d) (e) (h) (i)	0
	Spain – 3.0%
5,097	Acciona S.A. (b)	847,345
25,773	ACS Actividades de Construccion y Servicios S.A. (b)	698,156
333,454	Bankinter S.A. (b) (c)	1,951,086
551,987	CaixaBank S.A. (b)	1,711,726
157,310	Enagas S.A. (b)	3,496,081
85,688	Grupo Catalana Occidente S.A.	3,126,586
410,105	Mapfre S.A. (b)	893,803
144,705	Red Electrica Corp. S.A. (b)	2,903,113
		15,627,896
	Sweden – 12.3%
82,476	Avanza Bank Holding AB (b)	2,905,935
117,189	Boliden AB (b)	3,752,443
154,961	Castellum AB (b) (c)	3,782,953
61,613	Electrolux AB, Class B (b) (c)	1,423,490
103,810	EQT AB (b)	4,310,573
29,010	Evolution AB (b) (f) (g)	4,393,256
126,733	Fabege AB (b)	1,911,506
17,248	Fastighets AB Balder, Class B (b) (e)	1,036,547
177,934	Husqvarna AB, Class B (b)	2,125,608
73,505	Industrivarden AB, Class C (b)	2,270,990
37,011	Indutrade AB (b)	1,029,211
214,285	Investor AB, Class B (b)	4,608,066
147,419	Kinnevik AB, Class B (b) (e)	5,182,405
54,383	Lundin Energy AB (b)	2,018,762
194,306	Sinch AB (b) (e) (f) (g)	3,767,980
136,281	Skanska AB, Class B (b)	3,418,964
706,736	SSAB AB, Class B (b) (e)	3,012,483
213,716	Swedish Orphan Biovitrum AB (b) (e)	5,764,078
324,954	Tele2 AB, Class B (b) (c)	4,811,505
39,353	Thule Group AB (b) (f) (g)	1,973,025
67,219	Trelleborg AB, Class B (b)	1,427,008
		64,926,788
	Switzerland – 5.7%
28,209	ABB Ltd. (b)	943,643
15,674	BKW AG (b)	1,692,168
169,077	Clariant AG (b)	3,173,626
244,087	Credit Suisse Group AG (b)	2,410,667
29,012	Holcim Ltd. (b)	1,397,944

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
26,659	Julius Baer Group Ltd. (b)	$1,771,216
14,936	Kuehne + Nagel International AG (b)	5,099,169
24,379	Logitech International S.A. (b)	2,168,929
36,978	Swiss Prime Site AG (b)	3,612,048
4,767	Swisscom AG (b)	2,743,318
110,099	UBS Group AG (b)	1,757,358
9,127	VAT Group AG (b) (f) (g)	3,602,158
		30,372,244
	United Kingdom – 16.0%
161,364	3i Group PLC (b)	2,771,707
1,070,100	abrdn PLC (b)	3,659,698
89,337	Anglo American PLC (b)	3,131,141
110,138	Antofagasta PLC (b)	2,001,513
43,017	Ashtead Group PLC (b)	3,251,801
22,423	ASOS PLC (b) (e)	903,437
455,985	Aviva PLC (b)	2,416,664
1,668,578	Barclays PLC (b)	4,239,822
13,981	Berkeley Group Holdings PLC (b)	816,430
89,466	British American Tobacco PLC (b)	3,127,242
1,603,214	BT Group PLC (b) (e)	3,436,989
396,070	Direct Line Insurance Group PLC	1,545,493
152,181	DS Smith PLC (b)	840,451
62,482	Electrocomponents PLC (b)	904,528
322,030	Evraz PLC (b)	2,554,985
143,588	Fresnillo PLC (b)	1,503,663
27,260	Hikma Pharmaceuticals PLC (b)	896,746
275,447	IG Group Holdings PLC (b)	2,976,543
41,585	Imperial Brands PLC (b)	869,819
1,132,197	Investec PLC (b)	4,831,529
511,706	J Sainsbury PLC (b)	1,961,258
102,961	Johnson Matthey PLC (b)	3,693,932
974,621	Kingfisher PLC (b)	4,399,318
1,458,666	Lloyds Banking Group PLC (b)	907,906
897,460	M&G PLC (b)	2,452,048
33,538	Mondi PLC (b)	821,882
160,820	Pearson PLC (b)	1,542,299
42,207	Persimmon PLC (b)	1,509,531
45,715	Rio Tinto PLC (b)	2,996,716
614,788	Royal Mail PLC (b)	3,476,818
136,888	Softcat PLC	3,736,813
242,614	Tate & Lyle PLC (b)	2,256,436
542,227	Tesco PLC (b)	1,846,627
42,629	Travis Perkins PLC (b)	876,478
1,881,844	Vodafone Group PLC (b)	2,863,586
680,125	Wm Morrison Supermarkets PLC	2,698,799
		84,720,648
	Total Common Stocks	515,900,596
	(Cost $478,723,571)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 1.9%
	United Kingdom – 1.9%
330,868	Segro PLC (b)	$5,315,012
1,728,256	Tritax Big Box REIT PLC (b)	4,941,558
	Total Real Estate Investment Trusts	10,256,570
	(Cost $9,163,786)
MONEY MARKET FUNDS – 1.4%
7,440,435	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	7,440,435
	(Cost $7,440,435)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.5%
$7,719,924	BNP Paribas S.A., 0.03% (j), dated 9/30/21, due 10/1/21, with a maturity value of $7,719,930. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $7,916,019. (k)	7,719,924
	(Cost $7,719,924)
	Total Investments – 102.4%	541,317,525
	(Cost $503,047,716) (l)
	Net Other Assets and Liabilities – (2.4)%	(12,494,180)
	Net Assets – 100.0%	$528,823,345

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $513,380,214 or 97.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,447,537 and the total value of the collateral held by the Fund is $15,160,359.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,487,022 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,217,213. The net unrealized appreciation was $38,269,809.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Italy	$ 33,553,769	$ 1,669,261	$ 31,884,508	$ —
Portugal	—**	—	—	—**
Spain	15,627,896	3,126,586	12,501,310	—
United Kingdom	84,720,648	7,981,105	76,739,543	—
Other Country Categories*	381,998,283	—	381,998,283	—
Real Estate Investment Trusts*	10,256,570	—	10,256,570	—
Money Market Funds	7,440,435	7,440,435	—	—
Repurchase Agreements	7,719,924	—	7,719,924	—
Total Investments	$ 541,317,525	$ 20,217,387	$ 521,100,138	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Financials	23.6%
Materials	14.7
Industrials	12.3
Communication Services	11.5
Consumer Discretionary	9.6
Real Estate	6.0
Utilities	5.9
Information Technology	5.7
Consumer Staples	4.6
Health Care	4.5
Energy	1.6
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	54.7%
British Pound Sterling	20.4
Swedish Krona	12.0
Swiss Franc	5.6
Norwegian Krone	2.9
United States Dollar	2.8
Danish Krone	1.6
Total	100.0%

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Brazil – 53.9%
22,378	Ambev S.A.	$62,872
44,206	Atacadao S.A.	144,167
14,059	Banco Bradesco S.A. (Preference Shares)	53,776
44,946	Banco do Brasil S.A.	238,523
17,280	Banco Santander Brasil S.A.	112,233
14,109	BB Seguridade Participacoes S.A.	51,687
43,103	Braskem S.A., Class A (Preference Shares) (b)	469,675
49,920	Centrais Eletricas Brasileiras S.A.	353,013
24,914	Cia de Saneamento Basico do Estado de Sao Paulo	176,455
45,139	Cia Siderurgica Nacional S.A.	238,139
29,941	Cosan S.A.	126,345
56,238	CPFL Energia S.A.	278,105
24,539	Engie Brasil Energia S.A.	168,798
56,610	Gerdau S.A. (Preference Shares)	281,712
45,988	Hapvida Participacoes e Investimentos S.A. (c) (d)	114,764
12,233	Itau Unibanco Holding S.A. (Preference Shares)	64,986
165,771	Itausa S.A. (Preference Shares)	339,106
57,526	JBS S.A.	391,588
7,107	Natura & Co. Holding S.A. (b)	59,471
56,789	Petroleo Brasileiro S.A. (Preference Shares)	283,958
13,653	Raia Drogasil S.A.	58,591
19,965	Suzano S.A. (b)	199,879
135,025	TIM S.A.	291,336
13,970	Vale S.A.	195,579
18,356	WEG S.A.	133,581
		4,888,339
	Chile – 12.7%
512,879	Banco de Chile (e)	47,357
3,430	Banco de Credito e Inversiones S.A.	125,220
3,871,897	Banco Santander Chile (e)	193,802
57,217	Cencosud S.A.	110,652
37,830	Empresas CMPC S.A. (e)	71,191
14,686	Empresas COPEC S.A.	121,900
1,466,334	Enel Americas S.A. (e)	173,275
53,271	Falabella S.A.	186,593
2,262	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (e)	121,756
		1,151,746
	Colombia – 2.0%
30,067	Interconexion Electrica S.A. ESP	179,243
Shares	Description	Value

	Mexico – 27.5%
88,867	America Movil S.A.B. de C.V., Series L	$78,657
49,205	Arca Continental S.A.B. de C.V.	299,595
430,160	Cemex S.A.B. de C.V., Series CPO (b)	310,718
8,051	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	69,844
10,279	Gruma S.A.B. de C.V., Class B	117,493
57,836	Grupo Bimbo S.A.B. de C.V., Series A	162,540
66,602	Grupo Carso S.A.B. de C.V., Series A1	230,541
32,326	Grupo Financiero Banorte S.A.B. de C.V., Class O	207,175
267,223	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	251,668
46,178	Grupo Mexico S.A.B. de C.V., Series B	183,625
102,302	Grupo Televisa S.A.B., Series CPO	225,108
4,706	Industrias Penoles S.A.B. de C.V. (b)	55,576
68,201	Orbia Advance Corp. S.A.B. de C.V.	175,083
38,486	Wal-Mart de Mexico S.A.B. de C.V.	130,422
		2,498,045
	Total Common Stocks	8,717,373
	(Cost $7,556,567)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.3%
	Mexico – 3.3%
259,645	Fibra Uno Administracion S.A. de C.V.	295,476
	(Cost $319,186)
	Total Investments – 99.4%	9,012,849
	(Cost $7,875,753) (f)
	Net Other Assets and Liabilities – 0.6%	56,240
	Net Assets – 100.0%	$9,069,089

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $607,381 or 6.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,561,917 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $424,821. The net unrealized appreciation was $1,137,096.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 1,151,746	$ 544,365	$ 607,381	$ —
Other Country Categories*	7,565,627	7,565,627	—	—
Real Estate Investment Trusts*	295,476	295,476	—	—
Total Investments	$ 9,012,849	$ 8,405,468	$ 607,381	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	25.6%
Financials	18.7
Consumer Staples	17.8
Utilities	14.7
Communication Services	6.6
Energy	5.9
Industrials	4.0
Real Estate	3.3
Consumer Discretionary	2.1
Health Care	1.3
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 4.3%
84,084	Embraer S.A. (a)	$357,134
	Airlines – 1.2%
14,460	Azul S.A. (Preference Shares) (a)	96,679
	Banks – 7.6%
19,753	Banco do Brasil S.A.	104,827
12,238	Banco Inter S.A.	104,834
65,947	Banco Pan S.A. (Preference Shares)	193,273
7,835	Banco Santander Brasil S.A.	50,888
85,382	Itausa S.A. (Preference Shares)	174,660
		628,482
	Beverages – 1.3%
37,180	Ambev S.A.	104,458
	Capital Markets – 1.4%
2,904	XP, Inc., Class A (a)	116,654
	Chemicals – 3.5%
26,644	Braskem S.A., Class A (Preference Shares) (a)	290,328
	Electric Utilities – 19.6%
22,052	Centrais Eletricas Brasileiras S.A.	155,942
63,239	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	282,417
104,645	Cia Energetica de Minas Gerais (Preference Shares)	269,599
267,567	Cia Paranaense de Energia, Class B (Preference Shares)	357,690
35,377	CPFL Energia S.A.	174,944
6,810	Energisa S.A.	54,910
25,592	Equatorial Energia S.A.	119,131
73,076	Neoenergia S.A.	205,444
		1,620,077
	Food & Staples Retailing – 1.2%
30,222	Atacadao S.A.	98,562
	Food Products – 11.3%
34,834	BRF S.A. (a)	173,282
54,525	JBS S.A.	371,160
82,898	Marfrig Global Foods S.A.	390,610
		935,052
	Health Care Providers & Services – 0.6%
20,593	Hapvida Participacoes e Investimentos S.A. (b) (c)	51,390
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
18,689	Eneva S.A. (a)	$56,523
16,211	Engie Brasil Energia S.A.	111,511
		168,034
	Insurance – 4.0%
13,737	BB Seguridade Participacoes S.A.	50,324
11,870	Porto Seguro S.A.	107,807
36,496	Sul America S.A.	170,761
		328,892
	IT Services – 1.8%
35,181	Locaweb Servicos de Internet S.A. (b) (c)	147,811
	Metals & Mining – 14.5%
24,111	Bradespar S.A. (Preference Shares)	231,425
36,069	Cia Siderurgica Nacional S.A.	190,288
42,869	Gerdau S.A. (Preference Shares)	213,332
91,782	Metalurgica Gerdau S.A. (Preference Shares)	209,325
66,458	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	196,723
11,208	Vale S.A.	156,911
		1,198,004
	Multiline Retail – 0.5%
15,004	Magazine Luiza S.A.	39,509
	Oil, Gas & Consumable Fuels – 6.6%
13,244	Cosan S.A.	55,887
48,846	Petro Rio S.A. (a)	224,419
53,913	Petroleo Brasileiro S.A. (Preference Shares)	269,577
		549,883
	Paper & Forest Products – 2.7%
53,334	Dexco S.A.	166,199
5,306	Suzano S.A. (a)	53,121
		219,320
	Personal Products – 2.3%
22,371	Natura & Co. Holding S.A. (a)	187,200
	Pharmaceuticals – 0.7%
9,206	Hypera S.A.	54,332
	Real Estate Management & Development – 1.1%
27,007	Multiplan Empreendimentos Imobiliarios S.A.	94,375

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.0%
25,286	TOTVS S.A.	$167,622
	Specialty Retail – 2.8%
47,576	Petrobras Distribuidora S.A.	205,217
20,097	Via S.A. (a)	28,453
		233,670
	Textiles, Apparel & Luxury Goods – 1.5%
12,645	Alpargatas S.A. (Preference Shares) (a)	122,601
	Water Utilities – 2.2%
26,025	Cia de Saneamento Basico do Estado de Sao Paulo	184,324
	Wireless Telecommunication Services – 2.2%
82,568	TIM S.A.	178,153
	Total Investments – 98.9%	8,172,546
	(Cost $7,942,146) (d)
	Net Other Assets and Liabilities – 1.1%	94,006
	Net Assets – 100.0%	$8,266,552

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $885,768 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $655,368. The net unrealized appreciation was $230,400.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,172,546	$ 8,172,546	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	97.5%
Cayman Islands	1.4
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Air Freight & Logistics – 2.5%
666,700	Sinotrans Ltd., Class H (a)	$260,014
	Automobiles – 10.1%
590,923	Brilliance China Automotive Holdings Ltd. (a) (b) (c)	236,076
6,772	BYD Co., Ltd., Class H (a)	210,490
283,882	Chongqing Changan Automobile Co., Ltd., Class B (a)	172,567
411,880	Dongfeng Motor Group Co., Ltd., Class H (a)	366,779
21,472	Great Wall Motor Co., Ltd., Class H (a)	79,007
		1,064,919
	Banks – 1.2%
192,800	Bank of China Ltd., Class H (a)	68,123
103,400	Bank of Communications Co., Ltd., Class H (a)	61,202
		129,325
	Capital Markets – 0.6%
363,500	China Cinda Asset Management Co., Ltd., Class H (a)	61,388
	Communications Equipment – 1.4%
42,028	BYD Electronic International Co., Ltd. (a) (d)	146,985
	Construction & Engineering – 2.9%
65,706	China Conch Venture Holdings Ltd. (a)	305,098
	Construction Materials – 9.3%
65,356	Anhui Conch Cement Co., Ltd., Class H (a)	353,017
365,822	China Resources Cement Holdings Ltd. (a)	351,628
148,380	Huaxin Cement Co., Ltd., Class B (a)	273,031
		977,676
	Diversified Telecommunication Services – 1.3%
1,007,403	China Tower Corp., Ltd., Class H (a) (e) (f)	131,649
	Electronic Equipment, Instruments & Components – 0.5%
12,450	Kingboard Holdings Ltd. (a)	56,343
	Entertainment – 1.3%
34,718	Kingsoft Corp., Ltd. (a)	138,226
	Gas Utilities – 1.5%
151,400	Kunlun Energy Co., Ltd. (a)	157,642
Shares	Description	Value

	Health Care Providers & Services – 1.5%
21,100	Hygeia Healthcare Holdings Co., Ltd. (a) (e) (f)	$156,095
	Independent Power & Renewable Electricity Producers – 8.3%
80,600	China Longyuan Power Group Corp., Ltd., Class H (a)	197,777
203,187	China Resources Power Holdings Co., Ltd. (a)	583,555
213,022	Huadian Power International Corp., Ltd., Class H (a)	88,494
		869,826
	Insurance – 2.2%
238,068	PICC Property & Casualty Co., Ltd., Class H (a)	230,942
	Life Sciences Tools & Services – 7.7%
63,800	Genscript Biotech Corp. (a) (c)	244,855
10,410	Pharmaron Beijing Co., Ltd., Class H (a) (e) (f)	248,340
5,990	WuXi AppTec Co., Ltd., Class H (a) (e) (f)	139,446
11,119	WuXi Biologics Cayman, Inc. (a) (c) (e) (f)	180,354
		812,995
	Machinery – 1.4%
97,100	Sinotruk Hong Kong Ltd. (a)	143,830
	Marine – 2.6%
178,990	COSCO SHIPPING Holdings Co., Ltd., Class H (a) (d) (g)	271,605
	Metals & Mining – 13.2%
581,512	Aluminum Corp. of China Ltd., Class H (a) (c)	431,937
548,200	Angang Steel Co., Ltd., Class H (a)	335,388
153,765	China Hongqiao Group Ltd. (a)	195,141
169,612	Jiangxi Copper Co., Ltd., Class H (a)	301,759
102,400	Zijin Mining Group Co., Ltd., Class H (a)	124,361
		1,388,586
	Oil, Gas & Consumable Fuels – 15.2%
581,836	China Coal Energy Co., Ltd., Class H (a)	441,507
685,600	China Petroleum & Chemical Corp., Class H (a)	337,858
70,753	China Shenhua Energy Co., Ltd., Class H (a)	164,816

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
423,800	China Suntien Green Energy Corp., Ltd., Class H (a)	$422,999
286,000	PetroChina Co., Ltd., Class H (a)	133,952
52,534	Yanzhou Coal Mining Co., Ltd., Class H (a)	99,065
		1,600,197
	Pharmaceuticals – 2.6%
79,200	China Medical System Holdings Ltd. (a)	144,341
25,600	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (a)	131,055
		275,396
	Real Estate Management & Development – 8.9%
213,956	Agile Group Holdings Ltd. (a)	199,538
152,772	China Overseas Land & Investment Ltd. (a)	345,740
16,200	China Resources Land Ltd. (a)	68,180
6,300	Country Garden Services Holdings Co., Ltd. (a)	49,782
93,200	Logan Group Co., Ltd. (a)	97,260
81,300	Sunac China Holdings Ltd. (a)	173,289
		933,789
	Specialty Retail – 1.8%
24,600	China Meidong Auto Holdings Ltd. (a)	123,778
8,250	Zhongsheng Group Holdings Ltd. (a)	66,134
		189,912
	Textiles, Apparel & Luxury Goods – 1.3%
194,200	Bosideng International Holdings Ltd. (a)	137,354
	Total Common Stocks	10,439,792
	(Cost $10,448,901)
MONEY MARKET FUNDS – 1.4%
146,611	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	146,611
	(Cost $146,611)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.4%
$152,119	BNP Paribas S.A., 0.03% (h), dated 9/30/21, due 10/1/21, with a maturity value of $152,119. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $155,983. (i)	$152,119
	(Cost $152,119)
	Total Investments – 102.1%	10,738,522
	(Cost $10,747,631) (j)
	Net Other Assets and Liabilities – (2.1)%	(223,725)
	Net Assets – 100.0%	$10,514,797

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $10,439,792 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $280,561 and the total value of the collateral held by the Fund is $298,730.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2021 through September 30, 2021), the Fund received 134,666 PIK shares of COSCO SHIPPING Holdings Co., Ltd.
(h)	Rate shown reflects yield as of September 30, 2021.
(i)	This security serves as collateral for securities on loan.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,240,763 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,249,872. The net unrealized depreciation was $9,109.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,439,792	$ —	$ 10,439,792	$ —
Money Market Funds	146,611	146,611	—	—
Repurchase Agreements	152,119	—	152,119	—
Total Investments	$ 10,738,522	$ 146,611	$ 10,591,911	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
China	58.4%
Cayman Islands	25.6
Hong Kong	11.6
Bermuda	3.7
United States	2.8
Total Investments	102.1
Net Other Assets and Liabilities	(2.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	94.7%
United States Dollar	5.3
Total	100.0%

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Air Freight & Logistics – 1.3%
9,100	SG Holdings Co., Ltd. (a)	$257,449
8,400	Yamato Holdings Co., Ltd. (a)	212,607
		470,056
	Auto Components – 2.0%
11,200	Aisin Corp. (a)	405,852
1,800	Denso Corp. (a)	117,535
16,200	Sumitomo Electric Industries Ltd. (a)	215,423
		738,810
	Automobiles – 4.7%
15,000	Honda Motor Co., Ltd. (a)	461,157
27,300	Isuzu Motors Ltd. (a)	355,179
38,300	Mazda Motor Corp. (a) (b)	331,446
6,100	Subaru Corp. (a)	112,726
7,000	Toyota Motor Corp. (a)	124,722
13,200	Yamaha Motor Co., Ltd. (a)	367,486
		1,752,716
	Banks – 1.0%
8,400	Mizuho Financial Group, Inc. (a)	118,836
31,200	Resona Holdings, Inc. (a)	124,800
3,500	Sumitomo Mitsui Financial Group, Inc. (a)	123,128
		366,764
	Building Products – 0.8%
5,700	AGC, Inc. (a)	293,734
	Chemicals – 8.1%
42,800	Mitsubishi Chemical Holdings Corp. (a)	389,640
22,600	Mitsubishi Gas Chemical Co., Inc. (a)	445,663
10,400	Mitsui Chemicals, Inc. (a)	347,454
1,600	Nitto Denko Corp. (a)	113,899
20,200	Showa Denko KK (a)	491,528
113,000	Sumitomo Chemical Co., Ltd. (a)	586,499
34,700	Tosoh Corp. (a)	628,824
		3,003,507
	Commercial Services & Supplies – 1.7%
37,300	Toppan, Inc. (a)	632,435
	Construction & Engineering – 5.8%
47,300	Kajima Corp. (a)	606,130
75,400	Obayashi Corp. (a)	621,505
62,500	Shimizu Corp. (a)	467,834
14,600	Taisei Corp. (a)	467,810
		2,163,279
	Consumer Finance – 0.5%
55,100	Acom Co., Ltd. (a)	201,344
Shares	Description	Value

	Diversified Financial Services – 1.1%
21,300	ORIX Corp. (a)	$398,556
	Diversified Telecommunication Services – 0.7%
9,200	Nippon Telegraph & Telephone Corp. (a)	254,924
	Electric Utilities – 4.1%
49,000	Chubu Electric Power Co., Inc. (a)	579,118
50,300	Kansai Electric Power (The) Co., Inc. (a)	487,416
161,400	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	459,553
		1,526,087
	Electrical Equipment – 1.6%
10,300	Fuji Electric Co., Ltd. (a)	468,710
8,200	Mitsubishi Electric Corp. (a)	113,960
		582,670
	Electronic Equipment, Instruments & Components – 1.7%
8,900	Ibiden Co., Ltd. (a)	489,547
2,400	Taiyo Yuden Co., Ltd. (a)	140,578
		630,125
	Entertainment – 0.3%
2,390	Koei Tecmo Holdings Co., Ltd. (a)	113,447
	Food & Staples Retailing – 0.6%
5,000	Seven & i Holdings Co., Ltd. (a)	227,622
	Food Products – 1.1%
9,200	Ajinomoto Co., Inc. (a)	271,858
2,000	MEIJI Holdings Co., Ltd. (a)	129,305
		401,163
	Gas Utilities – 2.5%
32,200	Osaka Gas Co., Ltd. (a)	588,393
19,000	Tokyo Gas Co., Ltd. (a)	353,539
		941,932
	Household Durables – 3.9%
23,200	Iida Group Holdings Co., Ltd. (a)	596,744
10,200	Open House Co., Ltd. (a)	600,139
11,700	Sekisui House Ltd. (a)	245,009
		1,441,892
	Industrial Conglomerates – 2.3%
10,500	Hitachi Ltd. (a)	621,187

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
5,500	Toshiba Corp. (a)	$231,501
		852,688
	Insurance – 4.6%
32,700	Dai-ichi Life Holdings, Inc. (a)	715,184
43,900	Japan Post Holdings Co., Ltd. (a)	369,009
13,000	Japan Post Insurance Co., Ltd. (a)	235,796
27,800	T&D Holdings, Inc. (a)	381,357
		1,701,346
	Internet & Direct Marketing Retail – 2.1%
6,800	Mercari, Inc. (a) (b)	375,754
10,500	ZOZO, Inc. (a)	393,383
		769,137
	IT Services – 2.7%
1,900	Fujitsu Ltd. (a)	343,350
9,300	NEC Corp. (a)	503,976
7,700	NTT Data Corp. (a)	148,874
		996,200
	Machinery – 6.4%
12,100	Ebara Corp. (a)	595,116
7,500	Kurita Water Industries Ltd. (a)	360,887
9,100	MINEBEA MITSUMI, Inc. (a)	231,757
8,100	Mitsubishi Heavy Industries Ltd. (a)	217,031
15,900	Nabtesco Corp. (a)	601,177
21,400	NGK Insulators Ltd. (a)	362,755
		2,368,723
	Marine – 4.6%
12,500	Mitsui OSK Lines Ltd. (a)	838,843
11,800	Nippon Yusen KK (a)	884,155
		1,722,998
	Media – 1.2%
22,300	CyberAgent, Inc. (a)	430,223
	Metals & Mining – 2.7%
12,500	Hitachi Metals Ltd. (a) (b)	241,392
20,400	JFE Holdings, Inc. (a)	305,924
7,100	Nippon Steel Corp. (a)	127,701
9,200	Sumitomo Metal Mining Co., Ltd. (a)	332,677
		1,007,694
	Oil, Gas & Consumable Fuels – 2.0%
114,600	ENEOS Holdings, Inc. (a)	465,546
9,900	Idemitsu Kosan Co., Ltd. (a)	260,436
		725,982
Shares	Description	Value

	Paper & Forest Products – 0.8%
62,600	Oji Holdings Corp. (a)	$315,424
	Pharmaceuticals – 2.7%
3,400	Kyowa Kirin Co., Ltd. (a)	122,571
2,900	Otsuka Holdings Co., Ltd. (a)	124,012
22,900	Sumitomo Dainippon Pharma Co., Ltd. (a)	409,315
10,700	Takeda Pharmaceutical Co., Ltd. (a)	352,916
		1,008,814
	Professional Services – 2.7%
1,700	BayCurrent Consulting, Inc. (a)	851,224
6,100	Persol Holdings Co., Ltd. (a)	152,067
		1,003,291
	Real Estate Management & Development – 0.7%
4,000	Daiwa House Industry Co., Ltd. (a)	133,340
5,100	Mitsui Fudosan Co., Ltd. (a)	121,150
		254,490
	Road & Rail – 0.9%
4,700	Nippon Express Co., Ltd. (a)	323,690
	Semiconductors & Semiconductor Equipment – 5.4%
1,300	Advantest Corp. (a)	115,842
2,400	Lasertec Corp. (a)	546,378
4,900	SCREEN Holdings Co., Ltd. (a)	419,727
16,300	Shinko Electric Industries Co., Ltd. (a)	539,904
4,900	SUMCO Corp. (a)	97,758
600	Tokyo Electron Ltd. (a)	265,067
		1,984,676
	Software – 1.3%
13,200	Rakus Co., Ltd. (a)	467,683
	Specialty Retail – 1.5%
129,800	Yamada Holdings Co., Ltd. (a)	545,105
	Technology Hardware, Storage & Peripherals – 2.1%
3,200	FUJIFILM Holdings Corp. (a)	276,319
21,400	Ricoh Co., Ltd. (a)	218,970
13,600	Seiko Epson Corp. (a)	274,584
		769,873
	Textiles, Apparel & Luxury Goods – 1.2%
18,900	Asics Corp. (a)	432,210
	Tobacco – 1.0%
19,000	Japan Tobacco, Inc. (a)	372,291

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 3.9%
55,200	Marubeni Corp. (a)	$456,682
26,600	Mitsui & Co., Ltd. (a)	581,662
10,100	Toyota Tsusho Corp. (a)	424,133
		1,462,477
	Wireless Telecommunication Services – 2.7%
15,400	KDDI Corp. (a)	507,016
8,600	SoftBank Group Corp. (a)	496,953
		1,003,969
	Total Investments – 99.0%	36,660,047
	(Cost $35,456,102) (c)
	Net Other Assets and Liabilities – 1.0%	370,657
	Net Assets – 100.0%	$37,030,704

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $36,660,047 or 99.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,379,965 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,176,020. The net unrealized appreciation was $1,203,945.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,660,047	$ —	$ 36,660,047	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.1%
	Australia – 3.1%
432,941	Aurizon Holdings Ltd. (b)	$1,172,162
58,504	BlueScope Steel Ltd. (b)	847,699
138,731	Evolution Mining Ltd. (b)	350,784
112,621	Fortescue Metals Group Ltd. (b)	1,199,641
392,896	Harvey Norman Holdings Ltd. (b)	1,408,917
44,410	Mineral Resources Ltd. (b)	1,409,401
69,143	Newcrest Mining Ltd. (b)	1,146,233
99,128	OZ Minerals Ltd. (b)	1,591,542
10,222	Rio Tinto Ltd. (b)	727,715
89,111	Washington H Soul Pattinson & Co., Ltd. (b) (c)	2,476,487
		12,330,581
	Austria – 1.3%
12,612	Erste Group Bank AG (b)	553,783
16,862	OMV AG (b)	1,015,356
38,947	Raiffeisen Bank International AG (b)	1,018,639
217,105	Telekom Austria AG (b)	1,876,156
20,647	voestalpine AG (b)	762,673
		5,226,607
	Belgium – 1.8%
13,104	D’ieteren Group (b)	1,922,861
7,213	Etablissements Franz Colruyt N.V. (b)	367,951
58,955	Proximus S.A.D.P. (b)	1,169,931
6,321	Sofina S.A. (b)	2,511,597
16,128	Umicore S.A. (b)	954,126
		6,926,466
	Bermuda – 2.0%
595,113	Hopson Development Holdings Ltd. (b)	2,118,934
980,404	Kerry Logistics Network Ltd. (b)	2,092,987
741,935	Kerry Properties Ltd. (b)	1,951,628
1,463,963	Nine Dragons Paper Holdings Ltd. (b)	1,786,959
		7,950,508
	Canada – 8.6%
54,121	Algonquin Power & Utilities Corp. (c)	793,484
13,296	Alimentation Couche-Tard, Inc., Class B	508,704
77,189	AltaGas Ltd.	1,522,938
497,948	B2Gold Corp.	1,702,285
65,207	Barrick Gold Corp.	1,177,391
40,540	Bausch Health Cos., Inc. (d)	1,130,485
24,721	BRP, Inc.	2,288,244
6,043	Canadian Tire Corp., Ltd., Class A	845,619
40,048	Canopy Growth Corp. (d)	554,905
57,397	Cenovus Energy, Inc.	578,683
Shares	Description	Value

	Canada (Continued)
4,591	Cogeco Communications, Inc.	$407,992
67,488	First Quantum Minerals Ltd.	1,249,482
16,112	Great-West Lifeco, Inc.	490,255
73,629	Hydro One Ltd. (e) (f)	1,740,449
39,425	iA Financial Corp., Inc.	2,236,760
17,700	Imperial Oil Ltd.	559,396
321,851	Kinross Gold Corp.	1,725,382
63,475	Kirkland Lake Gold Ltd.	2,644,040
83,812	Lundin Mining Corp.	602,816
59,798	Manulife Financial Corp.	1,151,015
34,466	Onex Corp.	2,436,512
10,014	Stantec, Inc.	470,419
11,439	TFI International, Inc.	1,170,271
112,621	Tourmaline Oil Corp.	3,934,533
23,837	West Fraser Timber Co., Ltd.	2,007,683
		33,929,743
	Cayman Islands – 1.8%
282,242	CK Asset Holdings Ltd. (b)	1,628,473
268,884	CK Hutchison Holdings Ltd. (b)	1,793,760
412,439	Shimao Group Holdings, Ltd. (b)	755,923
506,093	SITC International Holdings Co., Ltd. (b)	1,800,874
1,058,188	WH Group Ltd. (b) (e) (f)	753,481
131,194	Xinyi Glass Holdings Ltd. (b)	391,359
		7,123,870
	Denmark – 0.8%
737	AP Moller - Maersk A.S., Class B (b)	1,995,126
4,359	DSV A.S. (b)	1,043,387
		3,038,513
	Finland – 1.4%
80,127	Fortum Oyj (b)	2,433,144
27,971	Kesko Oyj, Class B (b)	964,815
58,809	Valmet Oyj (b)	2,123,244
		5,521,203
	France – 5.3%
16,449	Atos SE (b)	873,801
7,072	BNP Paribas S.A. (b)	452,472
265,714	Bollore S.A. (b)	1,534,444
10,481	Bouygues S.A. (b)	433,572
7,541	Capgemini SE (b)	1,563,828
28,993	Cie de Saint-Gobain (b)	1,951,143
47,331	CNP Assurances (b)	747,032
32,064	Electricite de France S.A. (b)	402,921
11,251	Iliad S.A. (b) (g)	2,371,932
14,959	Ipsen S.A. (b)	1,425,444
176,989	Orange S.A. (b)	1,914,112
28,035	Publicis Groupe S.A. (b)	1,883,330
107,910	Rexel S.A. (b)	2,079,223
21,646	Sanofi (b)	2,083,732

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
32,690	Societe Generale S.A. (b)	$1,023,683
		20,740,669
	Germany – 5.5%
15,303	1&1 AG (b)	481,058
12,368	Bayerische Motoren Werke AG (b)	1,174,701
23,993	Daimler AG (b)	2,116,943
15,614	Deutsche Post AG (b)	979,151
21,364	Deutsche Telekom AG (b)	428,438
5,848	Fresenius Medical Care AG & Co., KGaA (b)	410,204
19,207	Fresenius SE & Co., KGaA (b)	919,347
18,835	HeidelbergCement AG (b)	1,405,155
20,176	Infineon Technologies AG (b)	825,162
8,947	Jungheinrich AG (Preference Shares) (b)	414,914
29,012	LANXESS AG (b)	1,960,759
16,259	LEG Immobilien SE (b)	2,296,646
20,169	Porsche Automobil Holding SE (Preference Shares) (b)	1,994,520
104,599	ProSiebenSat.1 Media SE (b)	1,911,054
291,789	Telefonica Deutschland Holding AG (b)	829,190
128,146	thyssenkrupp AG (b) (d)	1,347,953
6,115	Volkswagen AG (Preference Shares) (b)	1,363,049
13,097	Vonovia SE (b)	786,002
		21,644,246
	Hong Kong – 0.5%
72,797	Power Assets Holdings Ltd. (b)	426,743
75,319	Techtronic Industries Co., Ltd. (b)	1,488,421
		1,915,164
	Ireland – 0.8%
488,050	AIB Group PLC (b) (d)	1,328,455
344,904	Bank of Ireland Group PLC (b) (d)	2,045,554
		3,374,009
	Isle Of Man (U.K.) – 0.6%
81,871	Entain PLC (b) (d)	2,338,368
	Israel – 0.3%
146,091	ICL Group Ltd. (b)	1,064,621
	Italy – 2.5%
705,032	A2A S.p.A. (b)	1,444,708
21,502	Assicurazioni Generali S.p.A. (b)	455,395
599,156	Banco BPM S.p.A. (b)	1,874,610
82,259	Buzzi Unicem S.p.A (b)	1,868,459
10,650	De’ Longhi S.p.A. (b)	382,379
112,243	Hera S.p.A. (b)	457,618
105,659	Leonardo S.p.A. (b) (d)	864,096
Shares	Description	Value

	Italy (Continued)
77,144	Mediobanca Banca di Credito Finanziario S.p.A. (b) (d)	$928,121
3,954,210	Telecom Italia S.p.A. (b)	1,546,141
		9,821,527
	Japan – 26.1%
14,700	Advantest Corp. (b)	1,309,910
30,700	AGC, Inc. (b)	1,582,040
11,300	Aisin Corp. (b)	409,476
74,350	Asahi Kasei Corp. (b)	796,740
96,700	Brother Industries Ltd. (b)	2,127,907
166,200	Chubu Electric Power Co., Inc. (b)	1,964,274
104,600	Chugoku Electric Power (The) Co., Inc. (b)	954,140
3,600	Daito Trust Construction Co., Ltd. (b)	422,308
29,200	Daiwa House Industry Co., Ltd. (b)	973,382
19,300	Denso Corp. (b)	1,260,239
38,700	Food & Life Cos., Ltd. (b)	1,779,539
30,800	Fuji Electric Co., Ltd. (b)	1,401,579
25,800	Hakuhodo DY Holdings, Inc. (b)	443,991
122,300	Haseko Corp. (b)	1,632,914
18,900	Hitachi Ltd. (b)	1,118,137
57,060	Honda Motor Co., Ltd. (b)	1,754,242
88,500	Iida Group Holdings Co., Ltd. (b)	2,276,372
79,700	Isuzu Motors Ltd. (b)	1,036,915
13,200	ITOCHU Corp. (b)	384,463
48,000	Japan Post Holdings Co., Ltd. (b)	403,472
41,800	Japan Post Insurance Co., Ltd. (b)	758,173
22,300	Japan Tobacco, Inc. (b)	436,952
173,800	JFE Holdings, Inc. (b)	2,606,352
150,800	Kajima Corp. (b)	1,932,439
158,200	Kansai Electric Power (The) Co., Inc. (b)	1,532,987
55,800	KDDI Corp. (b)	1,837,110
20,000	Kurita Water Industries Ltd. (b)	962,366
86,800	Kyushu Electric Power Co., Inc. (b)	659,389
9,800	Lasertec Corp. (b)	2,231,044
30,800	Lixil Corp. (b)	892,689
205,800	Marubeni Corp. (b)	1,702,629
105,000	Mazda Motor Corp. (b) (d)	908,663
67,000	MINEBEA MITSUMI, Inc. (b)	1,706,344
45,400	Mitsubishi Corp. (b)	1,425,671
34,900	Mitsubishi Gas Chemical Co., Inc. (b)	688,215
212,700	Mitsubishi HC Capital, Inc. (b)	1,112,185
20,600	Mitsui & Co., Ltd. (b)	450,460
27,100	Mitsui Chemicals, Inc. (b)	905,384
18,800	Mitsui Fudosan Co., Ltd. (b)	446,592

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
48,900	Mitsui OSK Lines Ltd. (b)	$3,281,553
10,000	NH Foods Ltd. (b)	377,644
11,500	Nippon Express Co., Ltd. (b)	792,008
125,500	Nippon Steel Corp. (b)	2,257,241
33,316	Nippon Telegraph & Telephone Corp. (b)	923,159
62,700	Nippon Yusen KK (b)	4,698,010
162,900	Nomura Holdings, Inc. (b)	803,082
71,100	Nomura Real Estate Holdings, Inc. (b)	1,848,495
27,800	NTT Data Corp. (b)	537,492
186,700	Obayashi Corp. (b)	1,538,925
66,500	Oji Holdings Corp. (b)	335,075
30,100	Open House Co., Ltd. (b)	1,771,000
76,100	ORIX Corp. (b)	1,423,947
87,800	Osaka Gas Co., Ltd. (b)	1,604,376
10,100	Otsuka Holdings Co., Ltd. (b)	431,903
66,600	Panasonic Corp. (b)	825,534
65,700	Persol Holdings Co., Ltd. (b)	1,637,840
71,800	Rakuten Group, Inc. (b)	699,387
39,700	Renesas Electronics Corp. (b) (d)	488,602
102,500	Resona Holdings, Inc. (b)	410,002
42,300	Ricoh Co., Ltd. (b)	432,825
15,800	SBI Holdings, Inc. (b)	386,980
19,500	SCREEN Holdings Co., Ltd. (b)	1,670,342
20,000	Sekisui House Ltd. (b)	418,819
99,200	Sharp Corp. (b)	1,250,505
211,500	Shimizu Corp. (b)	1,583,151
75,200	Showa Denko KK (b)	1,829,847
86,000	Subaru Corp. (b)	1,589,256
10,800	Sugi Holdings Co., Ltd. (b)	787,386
413,300	Sumitomo Chemical Co., Ltd. (b)	2,145,132
49,200	Sumitomo Dainippon Pharma Co., Ltd. (b)	879,403
9,900	Sumitomo Metal Mining Co., Ltd. (b)	357,990
99,700	T&D Holdings, Inc. (b)	1,367,674
44,400	Taisei Corp. (b)	1,422,656
181,300	Tohoku Electric Power Co., Inc. (b)	1,332,769
129,100	Tokyo Electric Power Co., Holdings, Inc. (b) (d)	367,585
3,000	Tokyo Electron Ltd. (b)	1,325,336
57,700	Tokyo Gas Co., Ltd. (b)	1,073,641
144,600	Tokyu Fudosan Holdings Corp. (b)	889,943
126,700	Toppan, Inc. (b)	2,148,243
13,000	Toshiba Corp. (b)	547,184
67,080	Tosoh Corp. (b)	1,215,606
4,700	Toyota Industries Corp. (b)	386,715
20,400	Toyota Tsusho Corp. (b)	856,665
158,700	Yamada Holdings Co., Ltd. (b)	666,473
69,900	Yamaha Motor Co., Ltd. (b)	1,946,005
Shares	Description	Value

	Japan (Continued)
15,600	Yamato Holdings Co., Ltd. (b)	$394,842
		103,185,932
	Jersey – 0.6%
329,782	Glencore PLC (b)	1,551,330
43,776	Polymetal International PLC (b)	739,653
		2,290,983
	Luxembourg – 0.6%
59,235	ArcelorMittal S.A. (b)	1,813,340
17,172	Grand City Properties S.A. (b)	427,605
		2,240,945
	Netherlands – 3.9%
360,234	Aegon N.V. (b)	1,859,474
4,412	ASM International N.V. (b)	1,727,820
2,117	ASML Holding N.V. (b)	1,581,523
9,600	ASR Nederland N.V. (b)	439,156
20,422	BE Semiconductor Industries N.V. (b)	1,624,684
139,853	ING Groep N.V. (b)	2,033,254
17,498	NN Group N.V. (b)	916,585
98,952	OCI N.V. (b) (d)	2,923,391
42,633	Signify N.V. (b) (e) (f)	2,134,065
		15,239,952
	Norway – 1.7%
27,955	Aker ASA, Class A (b)	2,197,520
334,123	Norsk Hydro ASA (b)	2,493,892
212,405	Storebrand ASA (b)	2,022,129
		6,713,541
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (d) (g) (h) (i)	0
	Singapore – 0.8%
76,800	Jardine Cycle & Carriage Ltd. (b)	1,089,283
336,800	Olam International Ltd. (b)	435,173
207,600	Singapore Airlines Ltd. (b) (d)	764,508
322,700	Wilmar International Ltd. (b)	996,949
		3,285,913
	South Korea – 12.9%
3,541	CJ CheilJedang Corp. (b)	1,218,358
22,221	Coway Co., Ltd. (b)	1,386,960
34,006	Hana Financial Group, Inc. (b)	1,321,875
39,564	Hankook Tire & Technology Co., Ltd. (b)	1,433,772
9,739	Hanwha Solutions Corp. (b) (d)	363,130
83,647	HMM Co., Ltd. (b) (c) (d)	2,359,361
44,055	Hyundai Engineering & Construction Co., Ltd. (b)	1,884,937
10,350	Hyundai Glovis Co., Ltd. (b)	1,433,467
4,451	Hyundai Motor Co. (b)	740,938

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
50,484	Hyundai Steel Co. (b)	$1,982,415
158,892	Industrial Bank of Korea (b)	1,399,965
14,612	Kakao Corp. (b)	1,437,063
43,163	KB Financial Group, Inc. (b)	2,007,404
29,261	Kia Corp. (b)	1,976,187
83,827	Korea Electric Power Corp. (b)	1,659,341
11,335	Korea Investment Holdings Co., Ltd. (b)	814,556
14,536	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b) (d)	1,235,322
4,750	Korea Zinc Co., Ltd. (b)	2,003,944
68,694	KT Corp. (b)	1,878,736
29,801	KT&G Corp. (b)	2,038,790
9,154	Kumho Petrochemical Co., Ltd. (b) (c)	1,437,899
25,850	LG Corp. (b)	2,012,423
106,627	LG Display Co., Ltd. (b) (c) (d)	1,682,545
16,172	LG Electronics, Inc. (b)	1,719,118
9,443	LG Innotek Co., Ltd. (b)	1,637,884
158,417	LG Uplus Corp. (b)	1,991,415
6,065	POSCO (b)	1,670,050
12,520	POSCO Chemical Co., Ltd. (b) (c)	1,842,282
5,993	Samsung Electronics Co., Ltd. (b)	371,534
38,864	Shinhan Financial Group Co., Ltd. (b)	1,312,810
10,985	SK Hynix, Inc. (b)	940,386
2,227	SK Innovation Co., Ltd. (b) (d)	490,298
7,057	SK Telecom Co., Ltd. (b)	1,916,797
144,104	Woori Financial Group, Inc. (b)	1,406,478
		51,008,440
	Spain – 0.8%
84,123	Bankinter S.A. (b) (c)	492,216
59,083	Enagas S.A. (b)	1,313,069
42,910	Grupo Catalana Occidente S.A.	1,565,701
		3,370,986
	Sweden – 5.5%
41,302	Avanza Bank Holding AB (b)	1,455,222
46,948	Boliden AB (b)	1,503,296
58,200	Castellum AB (b) (c)	1,420,796
38,989	EQT AB (b)	1,618,967
11,622	Evolution AB (b) (e) (f)	1,760,028
31,732	Fabege AB (b)	478,612
59,403	Husqvarna AB, Class B (b)	709,631
12,339	Industrivarden AB, Class C (b)	381,222
107,307	Investor AB, Class B (b)	2,307,570
73,823	Kinnevik AB, Class B (b) (d)	2,595,192
13,695	Lundin Energy AB (b)	508,375
72,979	Sinch AB (b) (d) (e) (f)	1,415,208
34,123	Skanska AB, Class B (b)	856,064
265,436	SSAB AB, Class B (b) (d)	1,131,429
Shares	Description	Value

	Sweden (Continued)
53,511	Swedish Orphan Biovitrum AB (b) (d)	$1,443,231
97,637	Tele2 AB, Class B (b) (c)	1,445,684
9,854	Thule Group AB (b) (e) (f)	494,046
		21,524,573
	Switzerland – 1.7%
63,502	Clariant AG (b)	1,191,952
40,976	Credit Suisse Group AG (b)	404,690
5,983	Kuehne + Nagel International AG (b)	2,042,604
12,208	Logitech International S.A. (b)	1,086,110
9,259	Swiss Prime Site AG (b)	904,428
3,047	VAT Group AG (b) (e) (f)	1,202,561
		6,832,345
	United Kingdom – 6.2%
27,089	3i Group PLC (b)	465,301
535,877	abrdn PLC (b)	1,832,677
44,185	Anglo American PLC (b)	1,548,625
36,769	Antofagasta PLC (b)	668,195
14,361	Ashtead Group PLC (b)	1,085,597
5,648	ASOS PLC (b) (d)	227,561
76,548	Aviva PLC (b)	405,695
835,578	Barclays PLC (b)	2,123,186
44,802	British American Tobacco PLC (b)	1,566,033
602,134	BT Group PLC (b) (d)	1,290,862
161,264	Evraz PLC (b)	1,279,468
68,968	IG Group Holdings PLC (b)	745,284
283,486	Investec PLC (b)	1,209,746
51,560	Johnson Matthey PLC (b)	1,849,818
488,064	Kingfisher PLC (b)	2,203,060
150,659	M&G PLC (b)	411,632
11,261	Rio Tinto PLC (b)	738,183
307,869	Royal Mail PLC (b)	1,741,095
51,412	Softcat PLC	1,403,461
40,729	Tate & Lyle PLC (b)	378,801
942,376	Vodafone Group PLC (b)	1,434,006
		24,608,286
	Total Common Stocks	383,247,991
	(Cost $351,641,500)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.0%
	Canada – 0.5%
40,013	Canadian Apartment Properties REIT	1,867,337
	Singapore – 0.2%
543,400	Mapletree Commercial Trust (b)	823,508
	United Kingdom – 1.3%
165,690	Segro PLC (b)	2,661,618

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom (Continued)
865,463	Tritax Big Box REIT PLC (b)	$2,474,596
		5,136,214
	Total Real Estate Investment Trusts	7,827,059
	(Cost $6,657,901)
RIGHTS (a) – 0.0%
	South Korea – 0.0%
753	Hyundai Engineering & Construction Co., Ltd., expiring 10/22/21 (b) (d) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 1.5%
5,759,737	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	5,759,737
	(Cost $5,759,737)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.5%
$5,976,092	BNP Paribas S.A., 0.03% (j), dated 9/30/21, due 10/1/21, with a maturity value of $5,976,097. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $6,127,892. (k)	5,976,092
	(Cost $5,976,092)
	Total Investments – 102.1%	402,810,879
	(Cost $370,035,230) (l)
	Net Other Assets and Liabilities – (2.1)%	(8,301,762)
	Net Assets – 100.0%	$394,509,117

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $352,308,808 or 89.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,099,568 and the total value of the collateral held by the Fund is $11,735,829.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $52,292,969 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,517,320. The net unrealized appreciation was $32,775,649.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 33,929,743	$ 33,929,743	$ —	$ —
Portugal	—**	—	—	—**
Spain	3,370,986	1,565,701	1,805,285	—
United Kingdom	24,608,286	1,403,461	23,204,825	—
Other Country Categories*	321,338,976	—	321,338,976	—
Real Estate Investment Trusts:
Canada	1,867,337	1,867,337	—	—
Other Country Categories*	5,959,722	—	5,959,722	—
Rights*	—**	—	—**	—
Money Market Funds	5,759,737	5,759,737	—	—
Repurchase Agreements	5,976,092	—	5,976,092	—
Total Investments	$ 402,810,879	$ 44,525,979	$ 358,284,900	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	18.8%
Materials	18.3
Financials	15.8
Consumer Discretionary	12.8
Communication Services	7.9
Information Technology	6.9
Real Estate	6.4
Utilities	5.5
Consumer Staples	2.8
Energy	2.4
Health Care	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	25.6%
Euro	23.4
South Korean Won	12.7
Canadian Dollar	8.9
British Pound Sterling	8.5
Swedish Krona	5.3
Hong Kong Dollar	4.2
Australian Dollar	3.1
United States Dollar	2.9
Swiss Franc	1.7
Norwegian Krone	1.7
Singapore Dollar	1.0
Danish Krone	0.7
Israeli Shekel	0.3
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Bermuda – 1.0%
4,931,546	Brilliance China Automotive Holdings Ltd. (b) (c) (d)	$1,970,173
2,782,381	Kunlun Energy Co., Ltd. (b)	2,897,101
		4,867,274
	Brazil – 6.2%
738,198	Braskem S.A., Class A (Preference Shares) (d)	8,043,827
512,970	Centrais Eletricas Brasileiras S.A.	3,627,503
773,069	Cia Siderurgica Nacional S.A.	4,078,460
775,620	Gerdau S.A. (Preference Shares)	3,859,763
788,176	JBS S.A.	5,365,227
1,387,492	TIM S.A.	2,993,716
179,441	Vale S.A.	2,512,157
		30,480,653
	Cayman Islands – 8.3%
2,533,886	Agile Group Holdings Ltd. (b)	2,363,132
1,104,476	China Conch Venture Holdings Ltd. (b)	5,128,501
3,110,841	China Hongqiao Group Ltd. (b)	3,947,914
1,050,109	China Medical System Holdings Ltd. (b)	1,913,811
4,623,132	China Resources Cement Holdings Ltd. (b)	4,443,750
215,201	China Resources Land Ltd. (b)	905,706
1,070,186	CIFI Holdings Group Co., Ltd. (b)	726,507
809,327	Country Garden Holdings Co., Ltd. (b)	834,502
204,441	Country Garden Services Holdings Co., Ltd. (b)	1,615,481
260,880	Haitian International Holdings Ltd. (b)	809,421
589,860	Kingboard Holdings Ltd. (b)	2,669,455
625,808	Kingsoft Corp., Ltd. (b)	2,491,579
1,821,045	KWG Group Holdings Ltd. (b)	1,776,092
1,848,890	Logan Group Co., Ltd. (b)	1,929,423
4,227,143	Seazen Group Ltd. (b)	3,374,227
968,238	Sunac China Holdings Ltd. (b)	2,063,782
929,201	Weimob, Inc. (b) (d) (e) (f)	1,341,229
1,402,894	Yadea Group Holdings Ltd. (b) (e) (f)	2,291,452
		40,625,964
	Chile – 0.3%
16,577,919	Banco Santander Chile (b)	829,784
228,084	Falabella S.A.	798,913
		1,628,697
	China – 26.7%
2,595,491	Agricultural Bank of China Ltd., Class H (b)	891,630
Shares	Description	Value

	China (Continued)
5,045,960	Aluminum Corp. of China Ltd., Class H (b) (d)	$3,748,048
6,241,678	Angang Steel Co., Ltd., Class H (b)	3,818,655
638,893	Anhui Conch Cement Co., Ltd., Class H (b)	3,450,951
5,455,280	Bank of China Ltd., Class H (b)	1,927,544
3,261,972	Bank of Communications Co., Ltd., Class H (b)	1,930,750
82,459	CanSino Biologics, Inc., Class H (b) (d) (e) (f) (g)	2,916,600
4,983,424	China Cinda Asset Management Co., Ltd., Class H (b)	841,597
2,044,261	China CITIC Bank Corp., Ltd., Class H (b)	921,406
11,275,430	China Coal Energy Co., Ltd., Class H (b)	8,555,988
2,468,704	China Construction Bank Corp., Class H (b)	1,761,872
2,381,255	China Everbright Bank Co., Ltd., Class H (b)	838,186
2,293,382	China Longyuan Power Group Corp., Ltd., Class H (b)	5,627,522
3,426,927	China Molybdenum Co., Ltd., Class H (b)	2,115,700
3,597,571	China National Building Material Co., Ltd., Class H (b)	4,839,338
7,799,213	China Petroleum & Chemical Corp., Class H (b)	3,843,388
5,893,270	China Railway Group Ltd., Class H (b)	2,924,925
29,180,229	China Reinsurance Group Corp., Class H (b)	3,290,928
1,511,951	China Shenhua Energy Co., Ltd., Class H (b)	3,522,011
2,718,321	China Suntien Green Energy Corp., Ltd., Class H (b)	2,713,186
21,061,443	China Tower Corp., Ltd., Class H (b) (e) (f)	2,752,344
2,409,824	Chongqing Rural Commercial Bank Co., Ltd., Class H (b)	875,972
3,148,712	COSCO SHIPPING Holdings Co., Ltd., Class H (b) (g) (h)	4,777,958
2,251,946	Dongfang Electric Corp., Ltd., Class H (b) (g)	3,701,299
4,765,916	Dongfeng Motor Group Co., Ltd., Class H (b)	4,244,043
2,473,604	Guangzhou Automobile Group Co., Ltd., Class H (b)	2,173,659
3,147,556	Guangzhou R&F Properties Co., Ltd., Class H (b) (g)	2,421,970
10,092,186	Huadian Power International Corp., Ltd., Class H (b)	4,192,521
1,923,903	Huaxin Cement Co., Ltd., Class B (b)	3,540,134

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,716,406	Jiangxi Copper Co., Ltd., Class H (b)	$4,832,793
19,982,704	Metallurgical Corp. of China Ltd., Class H (b)	6,116,695
5,746,656	PetroChina Co., Ltd., Class H (b)	2,691,532
4,791,623	PICC Property & Casualty Co., Ltd., Class H (b)	4,648,202
298,187	Shanghai Junshi Biosciences Co., Ltd., Class H (b) (d) (e) (f)	1,509,839
1,286,787	Sinopharm Group Co., Ltd., Class H (b)	3,372,108
420,848	Weichai Power Co., Ltd., Class H (b)	871,034
552,989	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b) (g)	1,162,835
4,588,437	Yanzhou Coal Mining Co., Ltd., Class H (b)	8,652,556
278,402	Zhuzhou CRRC Times Electric Co., Ltd., Class H (b) (d)	1,275,544
3,378,843	Zijin Mining Group Co., Ltd., Class H (b)	4,103,482
2,182,011	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	1,944,383
		130,341,128
	Hong Kong – 7.6%
1,470,439	Beijing Enterprises Holdings Ltd. (b)	5,869,247
355,738	BYD Electronic International Co., Ltd. (b) (g)	1,244,126
2,709,798	China Merchants Port Holdings Co., Ltd. (b)	4,633,795
1,998,394	China Overseas Land & Investment Ltd. (b)	4,522,588
3,912,003	China Resources Power Holdings Co., Ltd. (b)	11,235,296
864,522	Far East Horizon Ltd.	877,332
742,196	Fosun International Ltd. (b)	901,956
3,650,259	Lenovo Group Ltd. (b)	4,764,409
7,441,245	MMG Ltd. (b) (d)	3,091,691
		37,140,440
	India – 14.2%
147,260	Adani Enterprises Ltd. (b)	2,903,571
7,851	Bajaj Finserv Ltd. (b)	1,876,799
2,049,211	Bank of Baroda (b) (d)	2,237,424
2,801,596	GAIL India Ltd. (b)	5,968,044
157,445	Grasim Industries Ltd. (b)	3,527,268
1,161,440	Hindalco Industries Ltd. (b)	7,602,308
971,299	Hindustan Petroleum Corp., Ltd. (b)	3,915,487
1,363,076	IDFC First Bank Ltd. (b) (d)	868,160
883,857	Jindal Steel & Power Ltd. (b) (d)	4,592,136
Shares	Description	Value

	India (Continued)
162,075	JSW Steel Ltd. (b)	$1,448,029
376,883	Motherson Sumi Systems Ltd. (b)	1,140,918
2,850,240	NTPC Ltd. (b)	5,428,538
469,422	Power Grid Corp. of India Ltd. (b)	1,196,920
160,141	Shriram Transport Finance Co., Ltd. (b)	2,785,463
833,631	State Bank of India (b)	5,053,338
1,006,273	Tata Motors Ltd. (b) (d)	4,472,245
1,470,669	Tata Power (The) Co., Ltd. (b)	3,126,048
280,559	Tata Steel Ltd. (b)	4,828,178
236,577	UPL Ltd. (b)	2,248,800
995,713	Vedanta Ltd. (b)	3,830,590
		69,050,264
	Indonesia – 2.2%
5,718,458	Astra International Tbk PT (b)	2,183,352
2,084,647	Gudang Garam Tbk PT (b)	4,725,479
2,045,075	United Tractors Tbk PT (b)	3,679,954
		10,588,785
	Malaysia – 0.5%
850,700	Tenaga Nasional Bhd (b)	1,963,175
963,400	Top Glove Corp. Bhd	662,747
		2,625,922
	Mexico – 0.9%
5,893,682	Cemex S.A.B. de C.V., Series CPO (d)	4,257,191
	Philippines – 0.3%
41,275	PLDT, Inc. (b)	1,358,967
	Poland – 3.0%
277,242	Cyfrowy Polsat S.A.	2,480,174
322,850	Polski Koncern Naftowy ORLEN S.A. (b)	6,651,578
3,406,743	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	5,531,227
		14,662,979
	Russia – 2.3%
76,433,394	Inter RAO UES PJSC (b)	4,869,543
1,300,080	Magnitogorsk Iron & Steel Works PJSC (b)	1,221,162
481,521,935	RusHydro PJSC (b)	5,348,685
		11,439,390
	South Africa – 6.0%
30,253	Anglo American Platinum Ltd.	2,620,557
142,931	AngloGold Ashanti Ltd. (b)	2,289,873
272,974	Exxaro Resources Ltd.	2,919,034
223,022	Gold Fields Ltd. (b)	1,828,118
280,087	Impala Platinum Holdings Ltd. (b)	3,156,541
706,211	MTN Group Ltd. (b) (d)	6,633,193

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
121,469	Northam Platinum Holdings Ltd. (d)	$1,446,456
289,723	Sasol Ltd. (b) (d)	5,491,451
943,611	Sibanye Stillwater Ltd. (b)	2,865,927
		29,251,150
	Taiwan – 15.2%
1,378,113	ASE Technology Holding Co., Ltd. (b)	5,331,662
1,859,583	Asia Cement Corp. (b)	3,025,989
397,708	Asustek Computer, Inc. (b)	4,619,059
7,037,861	AU Optronics Corp. (b)	4,412,243
700,457	Catcher Technology Co., Ltd. (b)	4,187,134
2,604,780	Evergreen Marine Corp. Taiwan Ltd. (b)	11,571,882
1,054,505	Fubon Financial Holding Co., Ltd. (b)	2,881,786
86,134	Giant Manufacturing Co., Ltd. (b)	976,588
716,842	Hon Hai Precision Industry Co., Ltd. (b)	2,675,693
7,021,189	Innolux Corp. (b)	4,226,154
61,154	MediaTek, Inc. (b)	1,968,394
510,852	Micro-Star International Co., Ltd. (b)	2,356,139
155,632	momo.com, Inc. (b)	9,019,886
334,795	Nan Ya Printed Circuit Board Corp. (b)	5,153,646
206,115	Novatek Microelectronics Corp. (b)	2,994,611
799,717	Pegatron Corp. (b)	1,915,255
302,340	Quanta Computer, Inc. (b)	836,671
119,959	Realtek Semiconductor Corp. (b)	2,113,426
1,266,216	Taiwan Cement Corp. (b)	2,306,104
590,224	United Microelectronics Corp. (b)	1,337,890
		73,910,212
	Thailand – 1.0%
1,099,700	Charoen Pokphand Foods PCL	836,923
1,458,100	Indorama Ventures PCL	1,917,702
569,200	PTT Exploration & Production PCL	1,976,681
		4,731,306
	Turkey – 3.1%
4,340,543	Enka Insaat ve Sanayi A.S. (b)	5,014,781
222,301	Ford Otomotiv Sanayi A.S. (b)	4,195,450
885,550	KOC Holding A.S. (b)	2,254,086
1,285,138	Sasa Polyester Sanayi A.S. (b) (i)	3,849,568
		15,313,885
	Total Common Stocks	482,274,207
	(Cost $422,089,723)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.8%
	Mexico – 0.8%
3,557,422	Fibra Uno Administracion S.A. de C.V.	$4,048,342
	(Cost $4,378,477)
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
41,244	Fubon Financial Holding Co., Ltd., expiring 10/18/21 (b) (c) (d)	24,722
25,087	Fubon Financial Holding Co., Ltd., expiring 10/18/21 (b) (c) (d)	16,028
	Total Rights	40,750
	(Cost $4)
MONEY MARKET FUNDS – 0.9%
4,178,560	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	4,178,560
	(Cost $4,178,560)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.9%
$4,335,521	BNP Paribas S.A., 0.03% (j), dated 9/30/21, due 10/1/21, with a maturity value of $4,335,525. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $4,445,648. (k)	4,335,521
	(Cost $4,335,521)
	Total Investments – 101.4%	494,877,380
	(Cost $434,982,285) (l)
	Net Other Assets and Liabilities – (1.4)%	(6,959,470)
	Net Assets – 100.0%	$487,917,910

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $431,040,594 or 88.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,024,671 and the total value of the collateral held by the Fund is $8,514,081.
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2021 through September 30, 2021), the Fund received 799,257 PIK shares of COSCO SHIPPING Holdings Co., Ltd.
(i)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (January 1, 2021 through September 30, 2021), the Fund received 352,691 PIK shares of Sasa Polyester Sanayi A.S.
(j)	Rate shown reflects yield as of September 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $96,491,561 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,596,466. The net unrealized appreciation was $59,895,095.

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 30,480,653	$ 30,480,653	$ —	$ —
Chile	1,628,697	798,913	829,784	—
Hong Kong	37,140,440	877,332	36,263,108	—
Malaysia	2,625,922	662,747	1,963,175	—
Mexico	4,257,191	4,257,191	—	—
Poland	14,662,979	2,480,174	12,182,805	—
South Africa	29,251,150	6,986,047	22,265,103	—
Other Country Categories*	362,227,175	—	362,227,175	—
Real Estate Investment Trusts*	4,048,342	4,048,342	—	—
Rights*	40,750	—	40,750	—
Money Market Funds	4,178,560	4,178,560	—	—
Repurchase Agreements	4,335,521	—	4,335,521	—
Total Investments	$ 494,877,380	$ 54,769,959	$ 440,107,421	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	25.7%
Utilities	12.6
Industrials	11.5
Energy	11.2
Information Technology	11.1
Financials	7.3
Consumer Discretionary	6.9
Real Estate	5.5
Communication Services	3.9
Consumer Staples	2.2
Health Care	2.1
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	42.3%
New Taiwan Dollar	14.9
Indian Rupee	14.0
Brazilian Real	6.2
South African Rand	5.9
Turkish Lira	3.1
Polish Zloty	3.0
United States Dollar	2.4
Russian Ruble	2.3
Indonesian Rupiah	2.1
Mexican Peso	1.7
Thai Baht	1.0
Malaysian Ringgit	0.5
Chilean Peso	0.3
Philippine Peso	0.3
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 4.0%
64,114	Deutsche Post AG (a)	$4,020,577
	Auto Components – 1.6%
12,734	Hella GmbH & Co., KGaA (a) (b)	886,768
94,539	Schaeffler AG (Preference Shares) (a)	722,147
		1,608,915
	Automobiles – 15.2%
41,177	Bayerische Motoren Werke AG (a)	3,910,952
48,839	Daimler AG (a)	4,309,148
40,699	Porsche Automobil Holding SE (Preference Shares) (a)	4,024,738
13,930	Volkswagen AG (Preference Shares) (a)	3,105,033
		15,349,871
	Banks – 3.2%
491,816	Commerzbank AG (a) (b)	3,257,651
	Capital Markets – 1.7%
133,900	Deutsche Bank AG (a) (b)	1,701,567
	Chemicals – 12.6%
54,022	Covestro AG (a) (c) (d)	3,681,642
26,008	Evonik Industries AG (a)	815,539
17,931	FUCHS PETROLUB SE (Preference Shares)	839,538
63,604	LANXESS AG (a)	4,298,639
16,967	Wacker Chemie AG (a)	3,156,136
		12,791,494
	Diversified Telecommunication Services – 8.6%
165,172	Deutsche Telekom AG (a)	3,312,392
1,322,267	Telefonica Deutschland Holding AG (a)	3,757,547
42,663	United Internet AG (a)	1,650,353
		8,720,292
	Electrical Equipment – 0.8%
5,658	Varta AG (a) (e)	758,255
	Health Care Equipment & Supplies – 5.5%
18,055	Carl Zeiss Meditec AG (a)	3,458,475
3,351	Sartorius AG (Preference Shares) (a)	2,133,276
		5,591,751
	Health Care Providers & Services – 3.8%
21,003	Fresenius Medical Care AG & Co., KGaA (a)	1,473,241
Shares	Description	Value

	Health Care Providers & Services (Continued)
50,154	Fresenius SE & Co., KGaA (a)	$2,400,630
		3,873,871
	Household Products – 0.8%
8,260	Henkel AG & Co., KGaA (Preference Shares) (a)	764,121
	Independent Power & Renewable Electricity Producers – 2.0%
47,361	Uniper SE (a)	1,971,619
	Insurance – 0.9%
21,332	Talanx AG (a)	907,466
	Internet & Direct Marketing Retail – 7.3%
44,859	HelloFresh SE (a) (b)	4,134,524
36,072	Zalando SE (a) (b) (c) (d)	3,289,823
		7,424,347
	Life Sciences Tools & Services – 2.7%
57,717	Evotec SE (a) (b)	2,736,766
	Machinery – 2.3%
17,844	Jungheinrich AG (Preference Shares) (a)	827,509
16,366	KION Group AG (a)	1,521,671
		2,349,180
	Media – 1.6%
87,691	ProSiebenSat.1 Media SE (a)	1,602,140
	Multi-Utilities – 2.5%
72,203	RWE AG (a)	2,546,483
	Pharmaceuticals – 2.9%
13,646	Merck KGaA (a)	2,953,537
	Real Estate Management & Development – 12.2%
96,863	Grand City Properties S.A. (a)	2,412,015
30,280	LEG Immobilien SE (a)	4,277,167
82,456	TAG Immobilien AG (a)	2,410,876
53,963	Vonovia SE (a)	3,238,532
		12,338,590
	Textiles, Apparel & Luxury Goods – 1.6%
14,630	Puma SE (a)	1,626,346
	Trading Companies & Distributors – 2.6%
28,137	Brenntag SE (a)	2,613,777

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 3.5%
114,033	1&1 AG (a)	$3,584,691
	Total Common Stocks	101,093,307
	(Cost $94,366,160)
MONEY MARKET FUNDS – 0.3%
346,891	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	346,891
	(Cost $346,891)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.4%
$359,922	BNP Paribas S.A., 0.03% (f), dated 9/30/21, due 10/1/21, with a maturity value of $359,922. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.75%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $369,064. (g)	359,922
	(Cost $359,922)
	Total Investments – 100.6%	101,800,120
	(Cost $95,072,973) (h)
	Net Other Assets and Liabilities – (0.6)%	(649,861)
	Net Assets – 100.0%	$101,150,259

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $100,253,769 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $674,764 and the total value of the collateral held by the Fund is $706,813.
(f)	Rate shown reflects yield as of September 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,833,444 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,106,297. The net unrealized appreciation was $6,727,147.

	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chemicals	$ 12,791,494	$ 839,538	$ 11,951,956	$ —
Other industry categories*	88,301,813	—	88,301,813	—
Money Market Funds	346,891	346,891	—	—
Repurchase Agreements	359,922	—	359,922	—
Total Investments	$ 101,800,120	$ 1,186,429	$ 100,613,691	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	97.5%
Luxembourg	2.4
United States	0.7
Total Investments	100.6
Net Other Assets and Liabilities	(0.6)
Total	100.0%

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 0.5%
55,621	BAE Systems PLC (a)	$421,277
	Air Freight & Logistics – 1.6%
251,420	Royal Mail PLC (a)	1,421,859
	Banks – 4.1%
339,341	Barclays PLC (a)	862,258
1,865,541	Lloyds Banking Group PLC (a)	1,161,154
285,768	NatWest Group PLC (a)	861,550
125,961	Standard Chartered PLC (a)	736,340
		3,621,302
	Beverages – 1.3%
11,107	Coca-Cola HBC AG (a)	357,914
16,778	Diageo PLC (a)	812,307
		1,170,221
	Biotechnology – 0.5%
5,854	Genus PLC (a)	427,965
	Capital Markets – 12.2%
123,760	3i Group PLC (a)	2,125,793
535,683	abrdn PLC (a)	1,832,014
137,115	IG Group Holdings PLC (a)	1,481,696
54,678	Intermediate Capital Group PLC (a)	1,497,229
503,538	Investec PLC (a)	2,148,794
78,630	St. James’s Place PLC (a)	1,586,148
		10,671,674
	Chemicals – 2.1%
3,941	Croda International PLC (a)	451,548
37,792	Johnson Matthey PLC (a)	1,355,864
		1,807,412
	Containers & Packaging – 0.9%
138,952	DS Smith PLC (a)	767,391
	Diversified Financial Services – 1.2%
380,525	M&G PLC (a)	1,039,674
	Diversified Telecommunication Services – 1.8%
748,300	BT Group PLC (a) (b)	1,604,214
	Electric Utilities – 2.3%
96,748	SSE PLC (a)	2,037,042
	Food & Staples Retailing – 6.0%
427,285	J Sainsbury PLC (a)	1,637,691
390,680	Tesco PLC (a)	1,330,513
588,448	Wm Morrison Supermarkets PLC	2,335,016
		5,303,220
Shares	Description	Value

	Food Products – 1.7%
157,281	Tate & Lyle PLC (a)	$1,462,795
	Health Care Equipment & Supplies – 1.2%
362,020	ConvaTec Group PLC (c) (d)	1,053,617
	Hotels, Restaurants & Leisure – 2.7%
83,168	Entain PLC (a) (b)	2,375,412
	Household Durables – 4.5%
208,818	Barratt Developments PLC (a)	1,845,907
8,961	Bellway PLC (a)	395,240
11,671	Berkeley Group Holdings PLC (a)	681,536
29,446	Persimmon PLC (a)	1,053,135
		3,975,818
	Industrial Conglomerates – 0.5%
4,906	DCC PLC (a)	408,993
	Insurance – 4.8%
286,120	Aviva PLC (a)	1,516,400
305,621	Direct Line Insurance Group PLC	1,192,555
112,710	Legal & General Group PLC (a)	423,461
128,773	Phoenix Group Holdings PLC (a)	1,113,270
		4,245,686
	Internet & Direct Marketing Retail – 0.3%
5,854	ASOS PLC (a) (b)	235,861
	IT Services – 1.5%
49,044	Softcat PLC	1,338,819
	Leisure Products – 0.4%
2,547	Games Workshop Group PLC	352,449
	Machinery – 2.6%
84,401	IMI PLC (a)	1,876,145
2,132	Spirax-Sarco Engineering PLC (a)	428,971
		2,305,116
	Media – 5.5%
46,351	Future PLC	2,304,528
462,509	ITV PLC (a) (b)	661,468
69,962	Pearson PLC (a)	670,951
89,409	WPP PLC (a)	1,197,863
		4,834,810
	Metals & Mining – 8.8%
30,878	Anglo American PLC (a)	1,082,232
13,631	BHP Group PLC (a)	343,424
98,088	Evraz PLC (a)	778,230
112,885	Fresnillo PLC (a)	1,182,139

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
378,635	Glencore PLC (a)	$1,781,139
74,710	Polymetal International PLC (a)	1,262,324
19,958	Rio Tinto PLC (a)	1,308,290
		7,737,778
	Multiline Retail – 1.8%
202,610	B&M European Value Retail S.A. (a)	1,607,389
	Multi-Utilities – 0.4%
31,531	National Grid PLC (a)	375,715
	Paper & Forest Products – 0.9%
30,546	Mondi PLC (a)	748,560
	Pharmaceuticals – 3.7%
6,688	AstraZeneca PLC (a)	806,023
19,932	Dechra Pharmaceuticals PLC	1,302,534
20,455	GlaxoSmithKline PLC (a)	386,051
23,740	Hikma Pharmaceuticals PLC (a)	780,952
		3,275,560
	Specialty Retail – 3.6%
94,779	JD Sports Fashion PLC (a)	1,331,976
398,272	Kingfisher PLC (a)	1,797,750
		3,129,726
	Textiles, Apparel & Luxury Goods – 0.4%
14,053	Burberry Group PLC (a)	342,003
	Tobacco – 3.9%
41,477	British American Tobacco PLC (a)	1,449,809
93,237	Imperial Brands PLC (a)	1,950,205
		3,400,014
	Trading Companies & Distributors – 8.5%
21,651	Ashtead Group PLC (a)	1,636,673
12,153	Bunzl PLC (a)	400,982
29,994	Diploma PLC (a)	1,140,529
56,432	Electrocomponents PLC (a)	816,944
8,667	Ferguson PLC (a)	1,203,169
71,110	Howden Joinery Group PLC (a)	856,076
68,760	Travis Perkins PLC (a)	1,413,747
		7,468,120
	Water Utilities – 0.9%
59,594	United Utilities Group PLC (a)	775,637
	Wireless Telecommunication Services – 1.7%
957,113	Vodafone Group PLC (a)	1,456,431
	Total Common Stocks	83,199,560
	(Cost $84,249,208)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Equity Real Estate Investment Trusts – 4.9%
132,636	Segro PLC (a)	$2,130,644
739,532	Tritax Big Box REIT PLC (a)	2,114,525
	Total Real Estate Investment Trusts	4,245,169
	(Cost $4,507,643)
	Total Investments – 99.7%	87,444,729
	(Cost $88,756,851) (e)
	Net Other Assets and Liabilities – 0.3%	282,623
	Net Assets – 100.0%	$87,727,352

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $77,565,211 or 88.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,979,692 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,291,814. The net unrealized depreciation was $1,312,122.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Food & Staples Retailing	$ 5,303,220	$ 2,335,016	$ 2,968,204	$ —
Health Care Equipment & Supplies	1,053,617	1,053,617	—	—
Insurance	4,245,686	1,192,555	3,053,131	—
IT Services	1,338,819	1,338,819	—	—
Leisure Products	352,449	352,449	—	—
Media	4,834,810	2,304,528	2,530,282	—
Pharmaceuticals	3,275,560	1,302,534	1,973,026	—
Other industry categories*	62,795,399	—	62,795,399	—
Real Estate Investment Trusts*	4,245,169	—	4,245,169	—
Total Investments	$ 87,444,729	$ 9,879,518	$ 77,565,211	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	88.1%
Jersey	6.2
Isle Of Man (U.K.)	2.7
Luxembourg	1.8
Ireland	0.5
Switzerland	0.4
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 103.1%
	Automobiles – 12.2%
32,876	Bajaj Auto Ltd. (a)	$1,693,851
44,683	Eicher Motors Ltd. (a)	1,671,456
44,167	Hero MotoCorp Ltd. (a)	1,684,282
158,572	Mahindra & Mahindra Ltd. (a)	1,707,613
17,378	Maruti Suzuki India Ltd. (a)	1,714,059
387,931	Tata Motors Ltd. (a) (b)	1,724,107
		10,195,368
	Banks – 12.1%
161,437	Axis Bank Ltd. (a) (b)	1,655,032
79,169	HDFC Bank Ltd. (a)	1,692,495
176,243	ICICI Bank Ltd. (a)	1,656,105
111,808	IndusInd Bank Ltd. (a)	1,660,105
63,274	Kotak Mahindra Bank Ltd. (a)	1,702,858
288,082	State Bank of India (a)	1,746,307
75,422	YES Bank Ltd. Lock-In (b) (c) (d)	12,752
		10,125,654
	Chemicals – 4.0%
37,502	Asian Paints Ltd. (a)	1,634,745
177,250	UPL Ltd. (a)	1,684,863
		3,319,608
	Construction & Engineering – 2.0%
73,958	Larsen & Toubro Ltd. (a)	1,691,656
	Construction Materials – 6.1%
78,031	Grasim Industries Ltd. (a)	1,748,142
4,365	Shree Cement Ltd. (a)	1,697,228
16,878	UltraTech Cement Ltd. (a)	1,674,737
		5,120,107
	Consumer Finance – 2.0%
16,504	Bajaj Finance Ltd. (a)	1,698,235
	Diversified Financial Services – 2.1%
7,135	Bajaj Finserv Ltd. (a)	1,705,638
	Electric Utilities – 2.2%
731,007	Power Grid Corp. of India Ltd. (a)	1,863,902
	Food Products – 6.1%
32,087	Britannia Industries Ltd. (a)	1,703,783
6,550	Nestle India Ltd. (a)	1,711,378
154,071	Tata Consumer Products Ltd. (a)	1,683,776
		5,098,937
	Household Products – 2.1%
47,484	Hindustan Unilever Ltd. (a)	1,726,623
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.3%
1,014,247	NTPC Ltd. (a)	$1,931,724
	Insurance – 4.1%
178,443	HDFC Life Insurance Co., Ltd. (a) (e) (f)	1,732,599
105,215	SBI Life Insurance Co., Ltd. (a) (e) (f)	1,721,343
		3,453,942
	IT Services – 10.0%
99,334	HCL Technologies Ltd. (a)	1,703,722
74,751	Infosys Ltd. (a)	1,675,935
33,531	Tata Consultancy Services Ltd. (a)	1,699,293
87,857	Tech Mahindra Ltd. (a)	1,626,587
196,754	Wipro Ltd. (a)	1,671,309
		8,376,846
	Life Sciences Tools & Services – 2.0%
26,083	Divi’s Laboratories Ltd. (a)	1,684,056
	Metals & Mining – 6.3%
267,256	Hindalco Industries Ltd. (a)	1,749,348
198,346	JSW Steel Ltd. (a)	1,772,085
101,265	Tata Steel Ltd. (a)	1,742,683
		5,264,116
	Oil, Gas & Consumable Fuels – 10.8%
305,890	Bharat Petroleum Corp., Ltd. (a)	1,773,552
770,172	Coal India Ltd. (a)	1,913,891
1,084,342	Indian Oil Corp., Ltd. (a)	1,819,669
918,980	Oil & Natural Gas Corp., Ltd. (a)	1,776,659
50,964	Reliance Industries Ltd. (a)	1,724,867
		9,008,638
	Pharmaceuticals – 6.5%
133,642	Cipla Ltd. (a)	1,766,915
26,850	Dr. Reddy’s Laboratories Ltd. (a)	1,761,364
168,609	Sun Pharmaceutical Industries Ltd. (a)	1,855,475
		5,383,754
	Textiles, Apparel & Luxury Goods – 2.1%
61,551	Titan Co., Ltd. (a)	1,786,395
	Thrifts & Mortgage Finance – 2.0%
45,305	Housing Development Finance Corp., Ltd. (a)	1,674,378

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 2.1%
538,991	ITC Ltd. (a)	$1,708,898
	Transportation Infrastructure – 2.0%
171,486	Adani Ports & Special Economic Zone Ltd. (a)	1,698,028
	Wireless Telecommunication Services – 2.0%
178,060	Bharti Airtel Ltd. (a) (b)	1,645,992
	Total Common Stocks	86,162,495
	(Cost $71,688,547)
RIGHTS – 0.0%
	Wireless Telecommunication Services – 0.0%
15,533	Bharti Airtel Ltd., expiring 10/21/21 (a) (b) (c)	32,080
	(Cost $0)
	Total Investments – 103.1%	86,194,575
	(Cost $71,688,547) (g)
	Net Other Assets and Liabilities – (3.1)%	(2,625,937)
	Net Assets – 100.0%	$83,568,638

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $86,181,823 or 103.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lock-in period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,651,057 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $145,029. The net unrealized appreciation was $14,506,028.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 10,125,654	$ 12,752	$ 10,112,902	$ —
Other industry categories*	76,036,841	—	76,036,841	—
Rights*	32,080	—	32,080	—
Total Investments	$ 86,194,575	$ 12,752	$ 86,181,823	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	103.1%
Total Investments	103.1
Net Other Assets and Liabilities	(3.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Restricted Securities
As of September 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.17	$36,638	$12,752	0.02%

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Banks – 0.7%
9,669	Banque Cantonale Vaudoise (a)	$735,162
	Building Products – 2.4%
3,473	Geberit AG (a)	2,549,885
	Capital Markets – 10.9%
331,600	Credit Suisse Group AG (a)	3,274,969
26,614	Julius Baer Group Ltd. (a)	1,768,227
573	Partners Group Holding AG (a)	894,246
226,968	UBS Group AG (a)	3,622,776
22,288	Vontobel Holding AG (a)	1,875,170
		11,435,388
	Chemicals – 7.9%
218,333	Clariant AG (a)	4,098,176
373	Givaudan S.A. (a)	1,700,542
7,968	Sika AG (a)	2,519,268
		8,317,986
	Construction Materials – 2.7%
57,908	Holcim Ltd. (a)	2,790,298
	Containers & Packaging – 3.3%
127,839	SIG Combibloc Group AG (a)	3,399,171
	Diversified Telecommunication Services – 4.2%
7,606	Swisscom AG (a)	4,377,108
	Electric Utilities – 4.3%
41,717	BKW AG (a)	4,503,774
	Electrical Equipment – 3.3%
102,385	ABB Ltd. (a)	3,424,965
	Food Products – 2.5%
374	Barry Callebaut AG (a)	848,255
847	Emmi AG	875,220
6,973	Nestle S.A. (a)	840,177
		2,563,652
	Health Care Equipment & Supplies – 6.7%
31,435	Medmix AG (b) (c) (d)	1,484,135
6,926	Sonova Holding AG (a)	2,617,393
1,634	Straumann Holding AG (a)	2,930,518
		7,032,046
	Insurance – 9.2%
16,704	Baloise Holding AG (a)	2,533,825
24,225	Helvetia Holding AG (a)	2,627,972
5,361	Swiss Life Holding AG (a)	2,701,235
4,329	Zurich Insurance Group AG (a)	1,770,216
		9,633,248
Shares	Description	Value

	Life Sciences Tools & Services – 6.3%
7,331	Bachem Holding AG, Class B (a)	$5,602,357
1,753	Tecan Group AG (a)	992,871
		6,595,228
	Machinery – 11.7%
5,142	Daetwyler Holding AG (a)	1,823,184
585	Georg Fischer AG (a)	866,359
18,110	SFS Group AG (a)	2,460,661
31,435	Sulzer AG (a)	2,983,465
10,448	VAT Group AG (a) (c) (d)	4,123,518
		12,257,187
	Marine – 4.1%
12,689	Kuehne + Nagel International AG (a)	4,332,041
	Pharmaceuticals – 3.9%
19,058	Novartis AG (a)	1,562,741
4,610	Roche Holding AG (a)	1,682,512
6,710	Vifor Pharma AG (a)	869,730
		4,114,983
	Real Estate Management & Development – 7.2%
27,352	PSP Swiss Property AG (a)	3,295,457
43,762	Swiss Prime Site AG (a)	4,274,716
		7,570,173
	Technology Hardware, Storage & Peripherals – 3.0%
35,837	Logitech International S.A. (a)	3,188,314
	Textiles, Apparel & Luxury Goods – 4.1%
28,708	Cie Financiere Richemont S.A., Class A (a)	2,976,507
5,063	Swatch Group (The) AG (a)	1,320,844
		4,297,351
	Total Investments – 98.4%	103,117,960
	(Cost $90,593,495) (e)
	Net Other Assets and Liabilities – 1.6%	1,631,872
	Net Assets – 100.0%	$104,749,832

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $100,758,605 or 96.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,948,153 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,423,688. The net unrealized appreciation was $12,524,465.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Food Products	$ 2,563,652	$ 875,220	$ 1,688,432	$ —
Health Care Equipment & Supplies	7,032,046	1,484,135	5,547,911	—
Other industry categories*	93,522,262	—	93,522,262	—
Total Investments	$ 103,117,960	$ 2,359,355	$ 100,758,605	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.4%
Total Investments	98.4
Net Other Assets and Liabilities	1.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Australia – 4.4%
22,733	Beach Energy Ltd. (b)	$24,279
18,744	BrainChip Holdings Ltd. (b) (c)	5,277
1,411	Brickworks Ltd. (b)	25,102
5,365	Champion Iron Ltd. (b) (c)	18,344
1,263	Codan Ltd. (b)	11,465
2,804	Eagers Automotive Ltd. (b)	29,800
5,437	Iluka Resources Ltd. (b)	34,975
51,581	Mount Gibson Iron Ltd. (b) (d)	17,899
27,478	Perseus Mining Ltd. (b) (c)	27,642
18,757	Pilbara Minerals Ltd. (b) (c)	27,030
26,577	Ramelius Resources Ltd. (b)	25,579
13,518	Regis Resources Ltd. (b)	19,601
9,176	Sandfire Resources Ltd. (b)	35,798
5,344	SeaLink Travel Group Ltd. (b)	34,188
32,777	Silver Lake Resources Ltd. (b) (c)	31,753
19,950	St. Barbara Ltd. (b)	19,227
2,277	Telix Pharmaceuticals Ltd. (b) (c)	9,807
4,238	Uniti Group Ltd. (b) (c)	11,681
		409,447
	Austria – 0.7%
830	AT&S Austria Technologie & Systemtechnik AG (b)	31,482
837	Semperit AG Holding	29,765
		61,247
	Belgium – 0.9%
534	Bekaert S.A. (b)	22,215
4,069	Euronav N.V. (b)	38,564
1,407	Ontex Group N.V. (b) (c)	15,022
859	X-Fab Silicon Foundries SE (b) (c) (e) (f)	8,164
		83,965
	Bermuda – 1.7%
5,437	BW LPG Ltd. (b) (e) (f)	29,559
18,000	China Water Affairs Group Ltd. (b)	20,112
69,000	First Pacific Co., Ltd.	24,818
55,000	Pacific Basin Shipping Ltd. (b)	25,456
21,000	PAX Global Technology Ltd. (b)	26,357
110,000	Skyworth Group Ltd. (b) (c)	33,067
		159,369
	Canada – 7.5%
960	Aecon Group, Inc.	14,530
846	Ag Growth International, Inc.	18,896
1,533	AutoCanada, Inc. (c)	56,147
29,016	Bombardier, Inc., Class B (c)	49,482
2,447	Canaccord Genuity Group, Inc.	26,912
1,802	Canfor Corp. (c)	39,580
9,064	Capstone Mining Corp. (c)	35,280
2,386	Cascades, Inc.	29,519
Shares	Description	Value

	Canada (Continued)
4,218	Centerra Gold, Inc.	$28,806
3,262	Corus Entertainment, Inc., Class B	14,628
2,075	DREAM Unlimited Corp., Class A	45,904
6,116	Dundee Precious Metals, Inc.	36,794
2,073	Eldorado Gold Corp. (c)	16,039
149	Equitable Group, Inc.	16,810
225	goeasy Ltd.	35,903
1,149	HEXO Corp. (c)	2,105
4,989	IAMGOLD Corp. (c)	11,305
1,765	Interfor Corp.	43,588
1,005	Intertape Polymer Group, Inc.	21,860
2,878	MEG Energy Corp. (c)	22,472
886	Sleep Country Canada Holdings, Inc. (e) (f)	23,504
1,507	SunOpta, Inc. (c)	13,469
2,956	Torex Gold Resources, Inc. (c)	29,546
844	Transcontinental, Inc., Class A	13,407
631	Trisura Group Ltd. (c)	21,541
1,854	Turquoise Hill Resources Ltd. (c)	27,416
		695,443
	Cayman Islands – 1.2%
16,000	Lee & Man Paper Manufacturing Ltd. (b)	11,695
22,000	Razer, Inc. (b) (c) (e) (f)	4,463
20,500	Texhong Textile Group Ltd. (b)	29,523
10,000	United Laboratories International Holdings (The) Ltd. (b)	6,632
33,000	Value Partners Group Ltd. (b)	16,593
38,000	Vobile Group Ltd. (b) (c) (e)	30,019
64,000	VPower Group International Holdings Ltd. (e) (f)	13,730
		112,655
	Denmark – 0.5%
328	Bavarian Nordic A.S. (c)	16,630
1,285	D/S Norden A/S (b)	32,736
		49,366
	Finland – 1.2%
276	Cargotec OYJ, Class B (b)	13,971
5,143	Outokumpu OYJ (b) (c)	31,245
284	QT Group OYJ (c)	47,767
632	Tokmanni Group Corp. (b)	15,371
		108,354
	France – 2.4%
1,375	Chargeurs S.A. (b)	41,327
2,732	Derichebourg S.A. (b) (c)	31,532
420	Eramet S.A. (b) (c)	31,563
2,447	Eutelsat Communications S.A. (b)	33,649
1,009	Maisons du Monde S.A. (b) (e) (f)	20,342

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
347	Metropole Television S.A.	$7,219
421	Nexans S.A. (b)	39,256
458	Vicat S.A. (b)	20,361
		225,249
	Germany – 5.2%
326	AIXTRON SE (b)	8,105
706	AURELIUS Equity Opportunities SE & Co. KGaA (b)	21,598
360	Aurubis AG (b)	27,035
203	Bilfinger SE (b)	7,052
463	Draegerwerk AG & Co., KGaA	37,945
644	flatexDEGIRO AG (b) (c)	13,629
886	Hornbach Baumarkt AG	40,026
382	Hornbach Holding AG & Co. KGaA (b)	49,530
470	JOST Werke AG (e) (f)	26,622
2,365	Kloeckner & Co., SE (b) (c)	29,434
1,160	Nordex SE (b) (c)	19,474
729	PVA TePla AG (b) (c)	31,680
477	Salzgitter AG (b) (c)	15,979
2,103	SGL Carbon SE (b) (c)	22,795
519	VERBIO Vereinigte BioEnergie AG (b)	34,093
806	Westwing Group AG (c)	30,268
130	zooplus AG (c)	73,335
		488,600
	Gibraltar – 0.3%
5,479	888 Holdings PLC	31,744
	Greece – 1.1%
35,041	Eurobank Ergasias Services and Holdings S.A. (b) (c)	32,620
3,231	FF Group (b) (c) (d) (g)	8,982
10,244	National Bank of Greece S.A. (b) (c)	28,524
3,490	Public Power Corp. S.A. (b) (c)	32,934
		103,060
	Israel – 2.2%
2,653	Airport City Ltd. (b) (c)	47,812
1,386	Amot Investments Ltd. (b)	9,794
1,830	Delek Automotive Systems Ltd. (b)	23,181
444	Delek Group Ltd. (b) (c)	31,406
65	Fox Wizel Ltd. (b)	8,162
127	Israel (The) Corp., Ltd. (b) (c)	39,185
9,093	Mivne Real Estate KD Ltd. (b)	31,922
769	Plus500 Ltd.	14,403
		205,865
	Italy – 1.0%
1,438	Anima Holding S.p.A (b) (e) (f)	6,852
Shares	Description	Value

	Italy (Continued)
294	Danieli & C Officine Meccaniche S.p.A. (b)	$8,453
720	El.En. S.p.A. (b)	11,781
1,771	Esprinet S.p.A. (b)	23,125
428	Gruppo MutuiOnline S.p.A. (b)	21,126
2,520	Maire Tecnimont S.p.A. (b)	9,767
2,656	Unipol Gruppo S.p.A. (b)	15,436
		96,540
	Japan – 30.2%
600	AEON Financial Service Co., Ltd. (b)	7,597
400	Aichi Steel Corp. (b)	9,514
1,700	Alpen Co., Ltd. (b)	47,255
1,500	Arcland Sakamoto Co., Ltd. (b)	23,403
1,000	Arcs Co., Ltd. (b)	20,311
100	BayCurrent Consulting, Inc. (b)	50,072
1,900	Belluna Co., Ltd. (b)	14,448
2,300	BeNext-Yumeshin Group Co. (b)	26,867
1,600	Bunka Shutter Co., Ltd. (b)	16,129
900	Cawachi Ltd. (b)	18,226
8,600	Chiyoda Corp. (b) (c)	30,126
600	Cosmo Energy Holdings Co., Ltd. (b)	13,584
600	Credit Saison Co., Ltd. (b)	7,868
100	Daikokutenbussan Co., Ltd. (b)	5,880
500	Daiwabo Holdings Co., Ltd. (b)	8,006
2,800	DCM Holdings Co., Ltd. (b)	27,124
400	DeNA Co., Ltd. (b)	7,419
1,700	Dexerials Corp. (b)	33,348
900	Doshisha Co., Ltd. (b)	14,125
500	Dowa Holdings Co., Ltd. (b)	19,640
500	Ebara Corp. (b)	24,592
2,700	EDION Corp. (b)	25,450
1,700	Electric Power Development Co., Ltd. (b)	24,373
1,500	Exedy Corp. (b)	22,886
600	Fuji Media Holdings, Inc. (b)	6,349
1,500	Fujikura Ltd. (b) (c)	8,799
1,500	Gree, Inc. (b)	8,263
200	H.U. Group Holdings, Inc. (b)	5,433
500	Hanwa Co., Ltd. (b)	15,454
4,600	Hitachi Zosen Corp. (b)	35,167
6,500	Hokkaido Electric Power Co., Inc. (b)	30,949
8,000	Hokuetsu Corp. (b)	48,992
2,200	Hokuriku Electric Power Co. (b)	11,860
400	Hokuto Corp. (b)	7,047
2,900	Hosiden Corp. (b)	24,994
2,300	IDOM, Inc. (b)	20,725
1,500	Inabata & Co., Ltd. (b)	23,213
1,500	Itochu Enex Co., Ltd. (b)	13,482
3,400	Itoham Yonekyu Holdings, Inc. (b)	22,212
400	Jaccs Co., Ltd. (b)	10,880

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
800	Japan Petroleum Exploration Co., Ltd. (b)	$14,978
1,000	Japan Securities Finance Co., Ltd. (b)	7,730
1,600	Japan Wool Textile (The) Co., Ltd. (b)	14,520
200	JIG-SAW, Inc. (b) (c)	14,399
500	Joshin Denki Co., Ltd. (b)	11,315
400	Juroku Bank (The) Ltd. (b) (d)	8,018
200	Kadokawa Corp. (b)	11,128
1,700	Kaga Electronics Co., Ltd. (b)	45,827
400	Kamigumi Co., Ltd. (b)	8,383
600	Kanamoto Co., Ltd. (b)	14,038
3,400	Kandenko Co., Ltd. (b)	28,110
200	Kaneka Corp. (b)	8,354
600	Kanematsu Corp. (b)	7,421
600	Kawasaki Heavy Industries, Ltd. (b)	13,803
1,000	Kawasaki Kisen Kaisha Ltd. (b) (c)	53,981
900	Kinden Corp. (b)	15,175
300	Kintetsu World Express, Inc. (b)	7,598
4,400	Kobe Steel Ltd. (b)	26,656
1,300	Kohnan Shoji Co., Ltd. (b)	42,770
1,100	Komeri Co., Ltd. (b)	26,681
1,600	K’s Holdings Corp. (b)	16,532
1,100	Kumagai Gumi Co., Ltd. (b)	28,465
2,500	Kyoei Steel Ltd. (b)	30,878
1,500	Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	21,911
700	Megachips Corp. (b)	20,971
1,100	Megmilk Snow Brand Co., Ltd. (b)	22,603
600	Melco Holdings, Inc. (b)	25,314
1,500	Micronics Japan Co., Ltd. (b)	19,241
1,800	Mirait Holdings Corp. (b)	35,635
1,000	Mitsubishi Logistics Corp. (b)	29,676
700	Mitsui High-Tec, Inc. (b)	47,903
900	Mixi, Inc. (b)	20,243
4,400	Monex Group, Inc. (b)	22,826
200	Monogatari (The) Corp. (b)	14,019
1,400	Nagase & Co., Ltd. (b)	23,554
2,200	Nextage Co., Ltd. (b)	43,023
900	NGK Spark Plug Co., Ltd. (b)	14,003
1,500	Nikkon Holdings Co., Ltd. (b)	30,866
500	Nippo Corp. (b)	17,918
1,700	Nippon Densetsu Kogyo Co., Ltd. (b)	28,796
600	Nippon Electric Glass Co., Ltd. (b)	14,192
800	Nippon Kayaku Co., Ltd. (b)	8,828
1,200	Nippon Paper Industries Co., Ltd. (b)	12,735
1,700	Nippon Signal Company Ltd. (b)	15,179
200	Nippon Soda Co., Ltd. (b)	6,427
Shares	Description	Value

	Japan (Continued)
1,000	Nishi-Nippon Financial Holdings, Inc. (b)	$6,399
600	Nishio Rent All Co., Ltd. (b)	15,777
2,400	Nissha Co., Ltd. (b)	38,154
500	Nisshin Oillio Group (The) Ltd. (b)	13,628
3,000	Nisshinbo Holdings, Inc. (b)	22,610
1,600	Nitto Kogyo Corp. (b)	25,046
1,500	Nojima Corp. (b)	38,587
5,200	North Pacific Bank Ltd. (b)	11,821
2,400	NTN Corp. (b) (c)	5,374
2,500	Okamura Corp. (b)	36,380
1,635	Okinawa Electric Power (The) Co., Inc. (b)	21,060
900	Osaka Soda Co., Ltd. (b)	21,718
2,300	Outsourcing, Inc. (b)	41,221
1,900	Pacific Industrial Co., Ltd. (b)	20,048
1,200	Pharma Foods International Co., Ltd. (b) (h)	28,686
2,400	Pressance Corp. (b)	39,397
2,600	Rengo Co., Ltd. (b)	20,313
500	Ricoh Leasing Co., Ltd. (b)	16,582
200	Rorze Corp. (b)	14,195
1,600	Sakata INX Corp. (b)	16,791
200	Sanken Electric Co., Ltd. (b)	11,196
200	Shibuya Corp. (b)	5,483
1,000	Shikoku Electric Power Co., Inc. (b)	6,931
1,200	Shinko Electric Industries Co., Ltd. (b)	39,747
800	Shinmaywa Industries Ltd. (b)	6,660
800	Shizuoka Gas Co., Ltd. (b)	9,645
800	Showa Sangyo Co., Ltd. (b)	20,009
8,400	SKY Perfect JSAT Holdings, Inc. (b)	32,190
520	Sojitz Corp. (b)	8,493
700	S-Pool, Inc. (b)	6,513
300	Sumitomo Densetsu Co., Ltd. (b)	6,251
500	Sumitomo Heavy Industries Ltd. (b)	13,031
3,300	Sumitomo Mitsui Construction Co., Ltd. (b)	14,710
900	Sumitomo Osaka Cement Co., Ltd. (b)	25,052
1,900	Sumitomo Rubber Industries Ltd. (b)	24,107
600	Sumitomo Warehouse (The) Co., Ltd. (b)	9,799
1,900	Suruga Bank Ltd. (b)	7,061
1,100	Taiheiyo Cement Corp. (b)	22,727
400	Takamatsu Construction Group Co., Ltd. (b)	7,241
700	Takuma Co., Ltd. (b)	9,738
1,900	TBS Holdings, Inc. (b)	29,032
1,200	Tokuyama Corp. (b)	22,893

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,600	Topre Corp. (b)	$18,896
1,200	Totetsu Kogyo Co., Ltd. (b)	26,481
1,000	Towa Pharmaceutical Co., Ltd. (b)	28,353
600	Toyo Seikan Group Holdings Ltd. (b)	7,017
600	Toyobo Co., Ltd. (b)	7,486
500	Tsubaki Nakashima Co., Ltd. (b)	7,064
500	Tsubakimoto Chain Co. (b)	15,448
600	UACJ Corp. (b)	15,712
700	Ube Industries Ltd. (b)	13,686
1,600	Usen-Next Holdings Co., Ltd. (b)	49,964
700	Valor Holdings Co., Ltd. (b)	15,122
900	Yellow Hat Ltd. (b)	15,699
1,600	Yokogawa Bridge Holdings Corp. (b)	34,841
1,200	Yokohama Rubber (The) Co., Ltd. (b)	21,536
		2,814,286
	Jersey – 0.3%
20,808	Centamin PLC (b)	26,638
	Luxembourg – 0.2%
816	ADLER Group S.A. (e) (f)	13,895
	Malta – 0.3%
2,117	Kindred Group PLC (b)	31,747
	Mauritius – 0.4%
191,000	Golden Agri-Resources Ltd. (b)	32,909
	Netherlands – 1.4%
807	Accell Group N.V. (b) (c)	35,845
184	AMG Advanced Metallurgical Group N.V. (b)	5,956
363	Arcadis N.V. (b)	18,131
722	Cementir Holding N.V. (b)	6,995
8,821	Koninklijke BAM Groep N.V. (b) (c)	28,057
7,680	PostNL N.V. (b)	37,056
1,590	SRH N.V. (b) (c) (d) (g)	0
		132,040
	New Zealand – 0.2%
2,994	Fletcher Building Ltd. (b)	14,833
	Norway – 1.3%
8,564	Elkem ASA (b) (e) (f)	36,934
1,342	Entra ASA (e) (f)	28,785
3,904	SpareBank 1 Nord Norge	42,694
2,288	Wallenius Wilhelmsen ASA (c)	8,569
		116,982
Shares	Description	Value

	Singapore – 0.9%
66,000	Hutchison Port Holdings Trust (b)	$15,751
54,800	Japfa Ltd. (b)	27,452
23,500	Yangzijiang Shipbuilding Holdings Ltd. (b)	23,660
24,300	Yanlord Land Group Ltd. (b)	19,743
		86,606
	South Korea – 21.6%
2,475	BNK Financial Group, Inc. (b)	18,342
1,679	Daesang Corp. (b)	34,214
5,112	Daewoo Engineering & Construction Co., Ltd. (b) (c)	28,852
1,560	Daishin Securities Co., Ltd (b)	26,966
1,249	Daou Technology, Inc. (b)	25,580
178	DB Insurance Co., Ltd. (b)	9,524
5,005	DGB Financial Group, Inc. (b)	41,723
3,094	Dongkuk Steel Mill Co., Ltd. (b)	47,224
132	Dongwon F&B Co., Ltd. (b)	22,762
164	Dongwon Industries Co., Ltd. (b)	31,656
399	Doosan Bobcat, Inc. (b) (c)	13,303
2,102	Doosan Infracore Co., Ltd. (b) (c)	16,856
623	Ecopro Co., Ltd. (b)	51,156
148	E-MART, Inc. (b)	20,374
391	GS Engineering & Construction Corp. (b)	13,928
832	Handsome Co., Ltd. (b)	27,550
1,370	Hankook & Co. Co., Ltd. (b)	18,229
1,731	Hanmi Semiconductor Co., Ltd. (b)	44,658
35	Hansol Chemical Co., Ltd. (b)	10,145
1,033	Hanwha Aerospace Co., Ltd. (b)	43,283
264	Hanwha Corp. (b)	7,534
5,963	Hanwha Investment & Securities Co., Ltd. (b) (c)	21,532
13,159	Hanwha Life Insurance Co., Ltd. (b)	39,817
1,688	Hanwha Systems Co., Ltd. (b)	24,622
1,815	Harim Holdings Co., Ltd. (b)	14,353
863	HDC Hyundai Development Co-Engineering & Construction (b)	19,767
67	Hyosung Advanced Materials Corp. (b) (c)	40,894
216	Hyosung Heavy Industries Corp. (b) (c)	13,900
74	Hyosung TNC Corp. (b)	39,741
785	Hyundai Construction Equipment Co., Ltd. (b) (c)	26,811
185	Hyundai Department Store Co., Ltd. (b)	12,358
1,613	Hyundai Electric & Energy System Co., Ltd. (b) (c)	37,281
1,593	Hyundai Greenfood Co., Ltd. (b)	12,448

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
522	Hyundai Home Shopping Network Corp. (b)	$31,196
343	Hyundai Marine & Fire Insurance Co., Ltd. (b)	7,329
379	Hyundai Mipo Dockyard Co., Ltd. (b) (c)	22,068
438	Hyundai Wia Corp. (b)	28,801
3,869	JB Financial Group Co., Ltd. (b)	29,025
178	KCC Corp. (b)	61,638
565	Kolon Industries, Inc. (b)	47,053
469	Korea Electric Terminal Co., Ltd. (b)	29,567
249	Korea Gas Corp. (b) (c)	10,153
78	Korea Petrochemical Ind. Co., Ltd. (b)	13,963
842	LIG Nex1 Co., Ltd. (b)	36,531
720	LOTTE Fine Chemical Co., Ltd. (b)	54,834
1,008	LOTTE Himart Co., Ltd. (b)	25,081
67	Lotte Shopping Co., Ltd. (b)	5,731
123	LS Corp. (b)	6,586
99	LX Hausys Ltd. (b)	6,510
1,324	LX International Corp. (b)	38,329
559	LX Semicon Co., Ltd. (b)	47,069
257	Mando Corp. (b) (c)	12,211
609	Mcnex Co., Ltd. (b)	20,319
429	MegaStudyEdu Co., Ltd. (b)	26,133
1,746	Meritz Fire & Marine Insurance Co., Ltd. (b)	44,678
1,822	Meritz Securities Co., Ltd. (b)	7,551
721	NH Investment & Securities Co., Ltd. (b)	7,764
119	NongShim Co., Ltd. (b)	28,247
497	Osstem Implant Co., Ltd. (b)	55,616
2,738	Pan Ocean Co., Ltd. (b)	17,188
252	Park Systems Corp. (b)	22,963
757	Poongsan Corp. (b)	20,986
834	Posco International Corp. (b)	16,602
244	Samsung Card Co., Ltd. (b)	6,932
361	Samyang Holdings Corp. (b)	33,729
542	Sebang Global Battery Co., Ltd. (b)	38,552
695	SK Discovery Co., Ltd. (b)	27,865
397	SK Gas Ltd. (b)	53,522
1,492	SK Networks Co., Ltd. (b)	6,467
1,894	SL Corp. (b)	43,143
996	Soulbrain Holdings Co., Ltd. (b) (c)	33,048
3,503	Ssangyong Motor Co. (b) (c) (d)	8,195
9	Taekwang Industrial Co., Ltd. (b)	8,407
180	Tokai Carbon Korea Co., Ltd. (b)	17,407
564	Wemade Co., Ltd. (b)	32,785
325	WONIK IPS Co., Ltd. (b)	10,821
58	Young Poong Corp. (b)	32,529
420	Youngone Corp. (b)	15,515
Shares	Description	Value

	South Korea (Continued)
2,377	Yuanta Securities Korea Co., Ltd. (b)	$8,065
		2,016,087
	Spain – 0.3%
568	Acerinox S.A. (b)	7,280
533	Let’s GOWEX S.A. (b) (c) (d) (g) (i)	0
7,031	Prosegur Cia de Seguridad S.A. (b)	20,958
		28,238
	Sweden – 3.7%
520	BICO Group AB (b) (c)	30,784
1,006	Bilia AB, Class A (b)	18,155
2,572	Bonava AB (b)	23,329
300	Bufab AB	10,726
1,084	Bure Equity AB (b)	44,803
2,918	Dustin Group AB (e) (f)	31,382
815	Instalco AB (b) (e)	37,266
231	Intrum AB (b)	6,273
899	Inwido AB (b)	14,967
2,016	Mekonomen AB (c)	35,924
1,463	Nyfosa AB	20,689
1,364	Ratos AB, Class B (b)	7,985
11,969	Samhallsbyggnadsbolaget i Norden AB	66,282
		348,565
	Switzerland – 0.7%
13,369	Aryzta AG (b) (c)	19,944
173	Swissquote Group Holding S.A. (b)	31,870
93	Zehnder Group AG (b)	9,840
20	Zur Rose Group AG (c)	8,026
		69,680
	United Kingdom – 5.1%
3,360	CMC Markets PLC (b) (e) (f)	12,809
15,144	Currys PLC (b)	27,112
1,281	Drax Group PLC	8,316
5,777	Ferrexpo PLC (b)	25,322
29,387	Firstgroup PLC (c)	35,221
1,120	Gamesys Group PLC	27,918
1,991	Go-Ahead Group (The) PLC (c)	21,649
7,119	Halfords Group PLC	29,160
21,780	IP Group PLC	41,085
21,405	Just Group PLC (b) (c)	25,940
11,366	Premier Foods PLC	17,857
2,497	Reach PLC	11,759
2,607	Smart Metering Systems PLC	29,366
4,086	TORM PLC, Class A (b) (c)	31,405
45,839	Tullow Oil PLC (b) (c)	31,517
23,401	Vectura Group PLC (b)	51,595
1,941	Victoria PLC (c)	24,165
5,692	Virgin Money UK PLC (b) (c)	15,581

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
1,362	Volution Group PLC (b)	$8,977
		476,754
	Total Common Stocks	9,040,164
	(Cost $8,419,042)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	Australia – 0.8%
2,065	Charter Hall Long Wale REIT (b)	7,299
3,187	Charter Hall Social Infrastructure REIT (b)	8,173
8,473	Growthpoint Properties Australia Ltd. (b)	24,815
15,618	Waypoint REIT (b)	30,635
		70,922
	Canada – 1.0%
462	Allied Properties Real Estate Investment Trust	14,671
2,217	Dream Office Real Estate Investment Trust	40,258
2,161	Minto Apartment Real Estate Investment Trust (e) (f)	38,149
		93,078
	France – 0.1%
1,345	Mercialys S.A. (b)	14,288
	Japan – 0.4%
78	Star Asia Investment Corp. (b)	40,085
	United Kingdom – 0.3%
12,881	Warehouse Reit PLC (e)	25,548
	Total Real Estate Investment Trusts	243,921
	(Cost $231,267)
RIGHTS (a) – 0.0%
	Australia – 0.0%
9,176	Sandfire Resources Ltd., expiring 10/31/21 (b) (c) (d)	531
	(Cost $0)
MONEY MARKET FUNDS – 0.1%
12,259	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	12,259
	(Cost $12,259)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$12,719	BNP Paribas S.A., 0.03% (j), dated 9/30/21, due 10/1/21, with a maturity value of $12,719. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $13,042 (k)	$12,719
	(Cost $12,719)
	Total Investments – 99.8%	9,309,594
	(Cost $8,675,287) (l)
	Net Other Assets and Liabilities – 0.2%	18,167
	Net Assets – 100.0%	$9,327,761

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $7,562,807 or 81.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(h)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $23,666 and the total value of the collateral held by the Fund is $24,978.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of September 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,378,021 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $743,714. The net unrealized appreciation was $634,307.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 61,247	$ 29,765	$ 31,482	$ —
Bermuda	159,369	24,818	134,551	—
Canada	695,443	695,443	—	—
Cayman Islands	112,655	13,730	98,925	—
Denmark	49,366	16,630	32,736	—
Finland	108,354	47,767	60,587	—
France	225,249	7,219	218,030	—
Germany	488,600	208,196	280,404	—
Gibraltar	31,744	31,744	—	—
Greece	103,060	—	94,078	8,982
Israel	205,865	14,403	191,462	—
Luxembourg	13,895	13,895	—	—
Netherlands	132,040	—	132,040	—**
Norway	116,982	80,048	36,934	—
Spain	28,238	—	28,238	—**
Sweden	348,565	165,003	183,562	—
Switzerland	69,680	8,026	61,654	—
United Kingdom	476,754	246,496	230,258	—
Other Country Categories*	5,613,058	—	5,613,058	—
Real Estate Investment Trusts:
Canada	93,078	93,078	—	—
United Kingdom	25,548	25,548	—	—
Other Country Categories*	125,295	—	125,295	—
Rights*	531	—	531	—
Money Market Funds	12,259	12,259	—	—
Repurchase Agreements	12,719	—	12,719	—
Total Investments	$ 9,309,594	$ 1,734,068	$ 7,566,544	$ 8,982

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Industrials	22.7%
Materials	18.2
Consumer Discretionary	18.2
Financials	9.7
Information Technology	8.2
Real Estate	5.7
Consumer Staples	5.4
Energy	3.9
Health Care	3.1
Communication Services	3.0
Utilities	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.7%
South Korean Won	21.6
Euro	14.6
Canadian Dollar	8.5
British Pound Sterling	5.8
Australian Dollar	5.2
Swedish Krona	4.1
Hong Kong Dollar	2.6
Israeli Shekel	2.0
Norwegian Krone	1.6
Singapore Dollar	1.1
Danish Krone	0.9
Swiss Franc	0.7
United States Dollar	0.4
New Zealand Dollar	0.2
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Bermuda – 3.0%
4,119,215	China Oriental Group Co., Ltd. (b) (c)	$1,271,666
338,310	COSCO SHIPPING Ports Ltd. (b)	292,190
8,106,554	Gemdale Properties & Investment Corp., Ltd. (b)	874,710
470,079	Shenzhen International Holdings Ltd. (b)	606,002
1,912,371	Sinofert Holdings Ltd. (b)	327,679
3,221,546	Sinopec Kantons Holdings Ltd. (b)	1,230,118
		4,602,365
	Brazil – 13.3%
379,070	Banco Pan S.A. (Preference Shares)	1,110,950
110,124	BRF S.A. (d)	547,814
135,744	Camil Alimentos S.A.	246,026
209,263	Cia Brasileira de Distribuicao	989,107
459,822	Cia de Saneamento de Minas Gerais-Copasa	1,165,229
252,484	Cia de Saneamento do Parana	888,325
274,113	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,224,152
973,814	Cia Paranaense de Energia, Class B (Preference Shares)	1,301,816
225,340	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	744,823
70,171	EDP - Energias do Brasil S.A.	236,577
495,597	Embraer S.A. (d)	2,104,973
263,669	Enauta Participacoes S.A.	668,160
598,562	JHSF Participacoes S.A.	650,689
315,424	Marfrig Global Foods S.A.	1,486,256
517,769	Metalurgica Gerdau S.A. (Preference Shares)	1,180,864
250,209	Neoenergia S.A.	703,429
225,726	Petro Rio S.A. (d)	1,037,078
148,679	SIMPAR S.A.	373,216
124,431	SLC Agricola S.A.	1,041,923
35,679	Transmissora Alianca de Energia Eletrica S.A.	234,814
103,411	Unipar Carbocloro S.A., Class B (Preference Shares)	1,501,674
243,626	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	721,159
		20,159,054
	Cayman Islands – 12.4%
31,206	Alchip Technologies, Ltd. (b)	1,029,165
1,039,512	Asia Cement China Holdings Corp. (b)	816,307
Shares	Description	Value

	Cayman Islands (Continued)
542,776	C&D International Investment Group Ltd. (b) (c) (d)	$1,038,533
10,844,150	China Dongxiang Group Co., Ltd.	1,184,064
11,550	China Metal Recycling Holdings Ltd. (b) (d) (e) (f)	0
1,594,484	China SCE Group Holdings Ltd. (b)	557,494
1,436,113	China State Construction International Holdings Ltd. (b)	1,253,798
269,681	China Yongda Automobiles Services Holdings Ltd. (b)	389,160
3,171,951	China Zhongwang Holdings Ltd. (b) (c) (d) (e)	684,537
1,952,610	CMGE Technology Group Ltd. (b)	769,561
2,397,478	COFCO Joycome Foods, Ltd. (b) (c) (g)	754,516
176,482	EEKA Fashion Holdings Ltd. (b) (c)	261,129
2,732,978	Fufeng Group Ltd. (b)	965,133
996,254	Kaisa Group Holdings Ltd. (b)	271,086
2,898,886	Lonking Holdings Ltd. (b)	874,377
768,373	Meitu, Inc. (b) (d) (g) (h)	147,896
193,361	NetDragon Websoft Holdings Ltd. (b)	434,892
988,692	Powerlong Real Estate Holdings Ltd. (b)	745,250
604,401	Q Technology Group Co., Ltd. (b) (c) (g)	867,751
356,313	Ronshine China Holdings Ltd. (b) (g)	177,849
829,433	Sany Heavy Equipment International Holdings Co., Ltd. (b)	981,289
1,591,489	TCL Electronics Holdings Ltd. (b)	790,318
1,010,762	Tian Lun Gas Holdings Ltd. (b)	896,665
521,910	Tianneng Power International Ltd. (b) (c)	583,331
357,645	Times China Holdings Ltd. (b)	297,352
270,480	VSTECS Holdings Ltd. (b)	242,160
1,261,577	Xtep International Holdings Ltd. (b) (c)	1,771,371
		18,784,984
	Chile – 1.0%
79,508	CAP S.A. (b)	845,845
39,070	Empresa Nacional de Telecomunicaciones S.A. (b)	162,472
862,393	Engie Energia Chile S.A. (b)	577,290
		1,585,607

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China – 6.3%
2,305,045	BAIC Motor Corp., Ltd., Class H (b) (g) (h)	$796,268
3,053,212	China BlueChemical Ltd., Class H (b)	1,114,433
2,211,049	China Communications Services Corp., Ltd., Class H (b)	1,222,753
2,585,179	China Datang Corp Renewable Power Co., Ltd. (b)	1,151,833
2,243,707	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b) (c)	1,095,928
441,943	Hisense Home Appliances Group Co., Ltd., Class H	479,148
1,347,185	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	1,168,811
310,572	Legend Holdings Corp., Class H (b) (g) (h)	599,545
1,330,347	Shandong Chenming Paper Holdings Ltd., Class H (b) (c)	758,715
1,337,707	Sinopec Engineering Group Co., Ltd., Class H (b)	677,927
694,916	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (c) (d) (g) (h)	409,840
		9,475,201
	Colombia – 0.2%
41,676	Grupo de Inversiones Suramericana S.A.	234,221
	Hong Kong – 4.6%
1,454,482	China Everbright Environment Group Ltd. (b)	1,092,984
1,506,571	China Overseas Grand Oceans Group Ltd. (b)	918,498
3,170,633	China Power International Development Ltd. (b)	1,678,525
8,898,147	China South City Holdings Ltd. (b)	750,118
2,086,796	CITIC Telecom International Holdings Ltd. (b)	709,744
835,433	Poly Property Group Co., Ltd.	220,002
494,861	Shanghai Industrial Holdings Ltd. (b)	741,361
708,781	Shenzhen Investment Ltd. (b)	177,672
2,211,712	Sino-Ocean Group Holding Ltd. (b)	433,497
217,836	Yuexiu Property Co., Ltd. (b)	204,106
		6,926,507
	India – 1.8%
160,859	Apollo Tyres Ltd. (b)	486,019
712,095	Federal Bank Ltd. (b)	803,868
84,035	LIC Housing Finance Ltd. (b)	481,426
Shares	Description	Value

	India (Continued)
13,449	Tata Elxsi Ltd. (b)	$1,007,388
		2,778,701
	Indonesia – 2.8%
2,847,988	Indosat Tbk PT (b) (d)	1,322,692
7,446,306	Japfa Comfeed Indonesia Tbk PT (b)	1,019,487
23,631,250	Krakatau Steel Persero Tbk PT (b) (d)	830,610
14,970,582	Media Nusantara Citra Tbk PT (b)	867,648
2,792,365	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	237,227
		4,277,664
	Jersey – 0.9%
7,419,576	West China Cement Ltd. (b)	1,379,215
	Luxembourg – 0.9%
90,753	Kernel Holding S.A. (b)	1,371,518
	Malaysia – 2.2%
1,062,800	DRB-Hicom Bhd	416,336
78,700	Malaysian Pacific Industries Bhd (b)	849,508
2,171,900	Sime Darby Bhd	1,177,646
578,800	Supermax Corp. Bhd	330,427
348,854	UWC BHD (b)	496,693
		3,270,610
	Mexico – 1.7%
266,657	Coca-Cola Femsa S.A.B. de C.V.	1,505,262
343,736	Megacable Holdings S.A.B. de C.V.	1,047,286
		2,552,548
	Philippines – 0.1%
1,122,600	Alliance Global Group, Inc. (b)	226,479
	Poland – 1.4%
84,440	Alior Bank S.A. (b) (d)	912,673
64,416	Grupa Azoty S.A. (d)	453,491
5,299	KRUK S.A. (b)	432,431
142,844	PGE Polska Grupa Energetyczna S.A. (b) (d)	319,240
		2,117,835
	Russia – 1.3%
428,204,495	Federal Grid Co. Unified Energy System PJSC (b)	1,085,517
49,180,485	ROSSETI PJSC (b)	863,183
		1,948,700
	South Africa – 5.0%
13,066	African Rainbow Minerals Ltd. (b)	166,773

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
174,141	Harmony Gold Mining Co., Ltd. (b)	$541,933
2,639,534	KAP Industrial Holdings Ltd.	853,625
198,204	Massmart Holdings Ltd. (d)	818,285
211,046	Motus Holdings Ltd.	1,426,290
257,128	PSG Group Ltd.	1,263,208
165,172	Royal Bafokeng Platinum Ltd.	814,192
158,092	Sappi Ltd. (d)	419,934
343,131	Telkom S.A. SOC Ltd. (d)	1,005,553
73,483	Woolworths Holdings Ltd. (b)	286,348
		7,596,141
	Taiwan – 24.6%
893,044	Acer, Inc. (b)	786,922
939,967	Alpha Networks, Inc. (b)	862,445
36,445	Andes Technology Corp. (b)	512,061
24,212	AP Memory Technology Corp. (b)	653,839
60,529	Arcadyan Technology Corp. (b)	200,805
460,430	China Airlines Ltd. (b) (d)	281,687
197,658	China General Plastics Corp. (b)	324,465
211,812	China Motor Corp. (b)	559,214
317,358	ChipMOS Technologies, Inc. (b)	537,023
1,080,239	Chung Hung Steel Corp. (b) (d)	1,594,287
525,959	Compal Electronics, Inc. (b)	443,408
71,831	Elan Microelectronics Corp. (b)	373,834
337,574	Elite Semiconductor Microelectronics Technology, Inc. (b)	1,559,191
678,412	Elitegroup Computer Systems Co., Ltd. (b) (d)	576,804
98,850	Fitipower Integrated Technology, Inc. (b)	684,321
193,965	FocalTech Systems Co., Ltd. (b)	1,062,406
281,424	Gigabyte Technology Co., Ltd. (b)	869,671
67,678	Global Mixed Mode Technology, Inc. (b)	556,652
17,620	Global Unichip Corp. (b)	313,138
124,938	Gold Circuit Electronics Ltd. (b)	288,189
1,276,646	Grand Pacific Petrochemical (b)	1,309,619
426,842	Hannstar Board Corp. (b)	621,940
1,823,781	HannStar Display Corp. (b)	980,079
390,580	Kindom Development Co., Ltd. (b)	549,062
250,770	Kinsus Interconnect Technology Corp. (b)	1,801,550
255,330	Nantex Industry Co., Ltd. (b)	830,728
314,515	Pan-International Industrial Corp. (b)	438,739
55,142	Pegavision Corp. (b)	1,023,327
1,025,045	Qisda Corp. (b)	1,044,132
77,525	RichWave Technology Corp. (b)	649,154
595,769	Ruentex Development Co., Ltd. (b)	1,220,757
Shares	Description	Value

	Taiwan (Continued)
440,296	Ruentex Industries Ltd. (b)	$2,005,337
802,465	Shinkong Synthetic Fibers Corp. (b)	585,684
26,596	Sinbon Electronics Co., Ltd. (b)	223,645
29,378	Sitronix Technology Corp. (b)	254,599
479,286	Standard Foods Corp. (b)	884,832
936,208	Sunplus Technology Co., Ltd. (b)	1,189,581
392,813	Taiwan Mask Corp. (b)	1,094,650
205,511	TXC Corp. (b)	766,383
275,356	USI Corp. (b)	366,825
263,473	Via Technologies, Inc. (b)	406,796
87,342	Wah Lee Industrial Corp. (b)	253,432
739,111	Walsin Lihwa Corp. (b)	663,812
280,351	Wan Hai Lines Ltd. (b)	2,026,463
238,020	Winbond Electronics Corp. (b)	223,186
558,743	Yang Ming Marine Transport Corp. (b) (d)	2,353,527
445,813	YFY Inc. (b)	541,572
		37,349,773
	Thailand – 5.6%
3,773,100	AP Thailand PCL	908,845
298,700	Bangchak Corp. PCL	242,774
274,700	Bangkok Life Assurance PCL (b)	234,072
21,000	Bangkok Life Assurance PCL	17,999
480,500	Com7 PCL	955,035
769,091	Dohome PCL	540,989
2,056,100	Gunkul Engineering PCL	295,335
359,700	Jay Mart PCL	419,925
1,337,500	Polyplex Thailand PCL	1,116,725
265,300	RS PCL (i)	138,001
10	Siam Global House PCL	6
486,600	Sino-Thai Engineering & Construction PCL	195,589
822,400	Sri Trang Agro-Industry PCL	814,257
1,292,500	Synnex Thailand PCL	886,242
404,700	Thanachart Capital PCL	406,674
1,192,300	Thoresen Thai Agencies PCL	458,103
7,023,000	TPI Polene Power PCL	880,080
		8,510,651
	Turkey – 9.5%
868,513	Akbank T.A.S.	520,541
377,161	Aksa Akrilik Kimya Sanayii A.S. (b)	860,789
182,606	Arcelik A.S. (b)	666,682
136,231	Aselsan Elektronik Sanayi Ve Ticaret A.S.	231,928
333,333	Bera Holding A.S. (d)	391,319
3,152,731	Dogan Sirketler Grubu Holding A.S.	900,476
473,643	Haci Omer Sabanci Holding A.S. (b)	516,219
957,853	Hektas Ticaret TAS (i)	901,521

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
1,438,323	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (d)	$1,043,201
437,992	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) (d)	714,514
104,089	Nuh Cimento Sanayi A.S. (b)	395,265
16,837	Otokar Otomotiv Ve Savunma Sanayi A.S.	609,260
708,404	Petkim Petrokimya Holding A.S. (b) (i)	519,498
300,393	Turk Telekomunikasyon A.S.	253,002
49,266	Turk Traktor ve Ziraat Makineleri A.S. (b)	889,463
544,198	Turkcell Iletisim Hizmetleri A.S. (b)	933,747
608,867	Turkiye Garanti Bankasi A.S. (b)	631,168
942,901	Turkiye Halk Bankasi A.S. (b) (d)	454,871
845,088	Turkiye Is Bankasi A.S., Class C (b)	490,968
279,763	Turkiye Sise ve Cam Fabrikalari A.S.	257,647
1,765,894	Turkiye Vakiflar Bankasi TAO, Class D (b) (d)	644,959
96,708	Ulker Biskuvi Sanayi A.S. (b)	207,232
271,555	Vestel Elektronik Sanayi ve Ticaret A.S.	803,092
1,851,513	Yapi ve Kredi Bankasi A.S.	501,759
		14,339,121
	Total Common Stocks	149,486,895
	(Cost $140,572,187)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (d)	1
	(Cost $0)
MONEY MARKET FUNDS – 1.5%
2,207,652	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	2,207,652
	(Cost $2,207,652)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.5%
$2,290,579	BNP Paribas S.A., 0.03% (j) dated 9/30/21, due 10/1/21, with a maturity value of $2,290,579. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $2,348,762. (k)	$2,290,579
	(Cost $2,290,579)
	Total Investments – 101.6%	153,985,127
	(Cost $145,070,418) (l)
	Net Other Assets and Liabilities – (1.6)%	(2,421,991)
	Net Assets – 100.0%	$151,563,136

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $100,988,546 or 66.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,209,839 and the total value of the collateral held by the Fund is $4,498,231.
(d)	Non-income producing security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2021 through September 30, 2021), the Fund received 47,160 PIK shares of RS PCL Warrants, 243,726 PIK shares of Hektas Ticaret TAS, and 0 PIK shares of Petkim Petrokimya Holding A.S.
(j)	Rate shown reflects yield as of September 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,882,869 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,968,160. The net unrealized appreciation was $8,914,709.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 20,159,054	$ 20,159,054	$ —	$ —
Cayman Islands	18,784,984	1,184,064	17,600,920	—**
China	9,475,201	479,148	8,996,053	—
Colombia	234,221	234,221	—	—
Hong Kong	6,926,507	220,002	6,706,505	—
Malaysia	3,270,610	1,924,409	1,346,201	—
Mexico	2,552,548	2,552,548	—	—
Poland	2,117,835	453,491	1,664,344	—
South Africa	7,596,141	6,601,087	995,054	—
Turkey	14,339,121	6,413,746	7,925,375	—
Other Country Categories*	64,030,673	—	64,030,673	—
Warrants*	1	1	—	—
Money Market Funds	2,207,652	2,207,652	—	—
Repurchase Agreements	2,290,579	—	2,290,579	—
Total Investments	$ 153,985,127	$ 42,429,423	$ 111,555,704	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Information Technology	16.9%
Materials	16.8
Industrials	15.7
Consumer Discretionary	11.8
Utilities	9.0
Consumer Staples	7.4
Real Estate	6.7
Financials	5.6
Communication Services	5.2
Energy	3.7
Health Care	1.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	25.3%
New Taiwan Dollar	24.9
Brazilian Real	13.1
Turkish Lira	9.3
Thai Baht	5.5
South African Rand	4.9
United States Dollar	3.7
Indonesian Rupiah	2.8
Polish Zloty	2.3
Malaysian Ringgit	2.1
Indian Rupee	1.8
Mexican Peso	1.7
Russian Ruble	1.3
Chilean Peso	1.0
Colombian Peso	0.2
Philippine Peso	0.1
Total	100.0%

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Austria – 5.4%
1,223	ANDRITZ AG (b)	$67,027
1,065	BAWAG Group AG (b) (c) (d)	67,400
4,865	Erste Group Bank AG (b)	213,618
4,334	OMV AG (b)	260,975
10,011	Raiffeisen Bank International AG (b)	261,833
34,878	Telekom Austria AG (b)	301,405
5,307	voestalpine AG (b)	196,034
		1,368,292
	Belgium – 6.9%
691	Ackermans & van Haaren N.V. (b)	119,047
1,819	Ageas S.A./N.V. (b)	90,078
2,246	D’ieteren Group (b)	329,574
499	Elia Group S.A./N.V. (b)	59,631
2,765	Etablissements Franz Colruyt N.V. (b)	141,048
531	Groupe Bruxelles Lambert S.A. (b)	58,408
12,628	Proximus S.A.D.P. (b)	250,596
812	Sofina S.A. (b)	322,641
1,156	UCB S.A. (b)	129,446
4,146	Umicore S.A. (b)	245,276
		1,745,745
	Finland – 4.5%
10,298	Fortum Oyj (b)	312,710
5,392	Kesko Oyj, Class B (b)	185,989
8,431	Kojamo Oyj (b)	175,063
4,935	Metso Outotec Oyj (b)	45,037
8,847	Stora Enso Oyj, Class R (b)	147,359
7,558	Valmet Oyj (b)	272,875
		1,139,033
	France – 20.5%
688	Amundi S.A. (b) (c) (d)	57,866
907	Arkema S.A. (b)	119,603
3,523	Atos SE (b)	187,148
4,099	AXA S.A. (b)	113,597
2,712	BNP Paribas S.A. (b)	173,516
45,533	Bollore S.A. (b)	262,944
5,484	Bouygues S.A. (b)	226,859
1,292	Capgemini SE (b)	267,931
9,105	Carrefour S.A. (b)	163,175
3,726	Cie de Saint-Gobain (b)	250,749
1,102	Cie Generale des Etablissements Michelin SCA (b)	168,981
3,003	Cie Plastic Omnium S.A. (b)	76,641
12,166	CNP Assurances (b)	192,018
7,599	Credit Agricole S.A. (b)	104,452
1,098	Eiffage S.A. (b)	110,971
16,390	Electricite de France S.A. (b)	205,959
3,875	Engie S.A. (b)	50,697
1,446	Iliad S.A. (b) (e)	304,845
Shares	Description	Value

	France (Continued)
2,563	Ipsen S.A. (b)	$244,228
22,746	Orange S.A. (b)	245,995
4,504	Publicis Groupe S.A. (b)	302,569
2,540	Renault S.A. (b) (f)	90,111
13,869	Rexel S.A. (b)	267,230
3,483	Rubis SCA (b)	120,406
2,782	Sanofi (b)	267,806
133	Sartorius Stedim Biotech (b)	74,321
4,835	SCOR SE (b)	139,228
8,403	Societe Generale S.A. (b)	263,139
538	SOITEC (b) (f)	116,298
		5,169,283
	Germany – 23.1%
5,867	1&1 AG (b)	184,432
432	Allianz SE (b)	96,788
1,324	BASF SE (b)	100,373
2,649	Bayerische Motoren Werke AG (b)	251,599
1,932	Brenntag SE (b)	179,473
1,636	Covestro AG (b) (c) (d)	111,495
3,085	Daimler AG (b)	272,195
9,207	Deutsche Bank AG (b) (f)	117,000
3,010	Deutsche Post AG (b)	188,757
8,190	Deutsche Telekom AG (b)	164,244
1,555	Evonik Industries AG (b)	48,760
2,991	Fresenius Medical Care AG & Co., KGaA (b)	209,802
4,937	Fresenius SE & Co., KGaA (b)	236,310
1,342	GEA Group AG (b)	61,288
301	Hannover Rueck SE (b)	52,416
2,422	HeidelbergCement AG (b)	180,689
737	HelloFresh SE (b) (f)	67,927
5,186	Infineon Technologies AG (b)	212,098
3,430	Jungheinrich AG (Preference Shares) (b)	159,065
3,729	LANXESS AG (b)	252,022
2,090	LEG Immobilien SE (b)	295,221
179	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	48,844
2,592	Porsche Automobil Holding SE (Preference Shares) (b)	256,324
13,443	ProSiebenSat.1 Media SE (b)	245,607
4,210	RWE AG (b)	148,480
220	Sartorius AG (Preference Shares) (b)	140,054
6,188	Schaeffler AG (Preference Shares) (b)	47,268
2,594	Talanx AG (b)	110,349
93,751	Telefonica Deutschland Holding AG (b)	266,417
20,587	thyssenkrupp AG (b) (f)	216,552
4,554	Uniper SE (b)	189,581

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
4,114	United Internet AG (b)	$159,144
982	Volkswagen AG (Preference Shares) (b)	218,890
3,366	Vonovia SE (b)	202,007
773	Wacker Chemie AG (b)	143,791
		5,835,262
	Greece – 0.8%
10,280	Hellenic Telecommunications Organization S.A. (b)	192,968
	Ireland – 3.4%
83,632	AIB Group PLC (b) (f)	227,644
44,327	Bank of Ireland Group PLC (b) (f)	262,894
2,347	CRH PLC (b)	110,766
7,380	Glanbia PLC (b)	122,067
2,334	Smurfit Kappa Group PLC (b)	122,881
		846,252
	Italy – 11.6%
120,814	A2A S.p.A. (b)	247,565
7,544	ACEA S.p.A.	161,140
10,991	Assicurazioni Generali S.p.A. (b)	232,780
5,826	Banca Mediolanum S.p.A. (b)	62,735
96,254	Banco BPM S.p.A. (b)	301,155
10,572	Buzzi Unicem S.p.A (b)	240,136
4,083	De’ Longhi S.p.A. (b)	146,596
57,375	Hera S.p.A. (b)	233,919
40,600	Intesa Sanpaolo S.p.A. (b)	114,938
25,407	Italgas S.p.A. (b)	162,458
27,159	Leonardo S.p.A. (b) (f)	222,111
14,872	Mediobanca Banca di Credito Finanziario S.p.A. (b) (f)	178,925
12,973	Poste Italiane S.p.A. (b) (c) (d)	178,144
434	Reply S.p.A. (b)	79,665
19,840	Snam S.p.A. (b)	109,753
508,193	Telecom Italia S.p.A. (b)	198,709
7,285	Terna-Rete Elettrica Nazionale S.p.A. (b)	51,700
		2,922,429
	Luxembourg – 3.2%
9,516	ArcelorMittal S.A. (b)	291,310
15,454	Aroundtown S.A. (b)	106,461
1,150	Eurofins Scientific SE (b)	147,345
8,778	Grand City Properties S.A. (b)	218,584
4,880	Tenaris S.A. (b)	51,333
		815,033
	Netherlands – 12.6%
2,171	Aalberts N.V. (b)	125,312
4,527	ABN AMRO Bank N.V. (b) (c) (d) (f)	65,313
46,297	Aegon N.V. (b)	238,978
Shares	Description	Value

	Netherlands (Continued)
756	ASM International N.V. (b)	$296,064
363	ASML Holding N.V. (b)	271,182
3,680	ASR Nederland N.V. (b)	168,343
3,281	BE Semiconductor Industries N.V. (b)	261,022
652	EXOR N.V. (b)	54,714
22,467	ING Groep N.V. (b)	326,637
5,921	Koninklijke Ahold Delhaize N.V. (b)	197,158
16,207	Koninklijke KPN N.V. (b)	51,000
3,315	Koninklijke Vopak N.V. (b)	130,619
4,498	NN Group N.V. (b)	235,615
12,717	OCI N.V. (b) (f)	375,705
1,564	Randstad N.V. (b)	105,300
5,479	Signify N.V. (b) (c) (d)	274,260
		3,177,222
	Portugal – 0.2%
9,631	EDP - Energias de Portugal S.A.	50,593
	Spain – 6.4%
328	Acciona S.A. (b)	54,528
4,979	ACS Actividades de Construccion y Servicios S.A. (b)	134,874
10,597	Banco Bilbao Vizcaya Argentaria S.A. (b)	69,947
16,190	Banco Santander S.A. (b)	58,646
32,251	Bankinter S.A. (b)	188,705
35,546	CaixaBank S.A. (b)	110,229
12,655	Enagas S.A. (b)	281,247
4,158	Endesa S.A. (b)	83,857
5,515	Grupo Catalana Occidente S.A.	201,231
4,270	Iberdrola S.A. (b)	42,958
52,818	Mapfre S.A. (b)	115,114
9,313	Red Electrica Corp. S.A. (b)	186,840
4,442	Repsol S.A. (b)	57,984
1,421	Siemens Gamesa Renewable Energy S.A. (b) (f)	36,118
		1,622,278
	Total Common Stocks	24,884,390
	(Cost $22,410,848)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Belgium – 0.5%
3,329	Warehouses De Pauw CVA (b)	134,886
	France – 0.2%
643	Covivio (b)	54,036

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Multinational – 0.2%
686	Unibail-Rodamco-Westfield (b) (f)	$50,490
	Total Real Estate Investment Trusts	239,412
	(Cost $203,440)
	Total Investments – 99.5%	25,123,802
	(Cost $22,614,288) (g)
	Net Other Assets and Liabilities – 0.5%	126,260
	Net Assets – 100.0%	$25,250,062

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $24,710,838 or 97.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,423,618 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $914,104. The net unrealized appreciation was $2,509,514.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Italy	$ 2,922,429	$ 161,140	$ 2,761,289	$ —
Portugal	50,593	50,593	—	—
Spain	1,622,278	201,231	1,421,047	—
Other Country Categories*	20,289,090	—	20,289,090	—
Real Estate Investment Trusts*	239,412	—	239,412	—
Total Investments	$ 25,123,802	$ 412,964	$ 24,710,838	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	23.9%
Communication Services	12.5
Materials	11.5
Utilities	11.0
Industrials	10.8
Consumer Discretionary	7.7
Information Technology	6.7
Health Care	5.8
Real Estate	4.9
Consumer Staples	3.2
Energy	2.0
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index, Nasdaq AlphaDEX® Europe Index, Nasdaq AlphaDEX® Latin America Index, Nasdaq AlphaDEX® Brazil Index, Nasdaq AlphaDEX® China Index, Nasdaq AlphaDEX® Japan Index, Nasdaq AlphaDEX® Developed Markets Ex-US Index, Nasdaq AlphaDEX® Emerging Markets Index, Nasdaq AlphaDEX® Germany Index, Nasdaq AlphaDEX® United Kingdom Index, Nasdaq AlphaDEX® Switzerland Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Emerging Markets Small Cap Index, Nasdaq AlphaDEX® Eurozone Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.